UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2008

Item 1. Reports to Stockholders

Fidelity® Tactical Income
Central Fund

Annual Report

September 30, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

TP1-ANN-1108
1.822351.103

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2008	Past 1 year	Life of fund A
Fidelity® Tactical Income Central Fund	-2.44%	2.11%

A From December 17, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Tactical Income Central Fund on December 17, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Aggregate Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Moore, Portfolio Manager of Fidelity® Tactical Income Central Fund

Unlike the stock market, the overall investment-grade bond market had a positive return for the 12-month period ending September 30, 2008. In that time, high-quality taxable debt gained 3.65% as measured by the Lehman Brothers® U.S. Aggregate Index. Among the benchmark's various constituents, Treasuries were far and away the strongest performers, benefiting from their reputation as one of the world's safest investments. The Lehman Brothers U.S. Treasury Index advanced 8.73% during the period - one of the highest returns of any domestic or international asset class over the past 12 months. At the opposite end of the spectrum, the asset-backed sector - home to weak-performing subprime debt - had negative results, falling 7.04% according to the Lehman Brothers U.S. Fixed-Rate Asset-Backed Securities Index. Corporate bonds also struggled, declining 4.79% as measured by the Lehman Brothers U.S. Credit Index, a market-value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more.

For the 12 months ending September 30, 2008, the fund returned -2.44%, well short of the Lehman Brothers U.S. Aggregate Index. Asset-backed bonds, and especially subprime mortgage holdings, were by far the biggest negative in relative terms. The fund's subprime bonds were very highly rated and occupied only a small portion of the portfolio. But when the housing market's downturn accelerated, these issues lost much of their value and did so much more quickly than we and most other analysts expected. The fund had subprime exposure both through securities purchased directly and through Fidelity Ultra-Short Central Fund, the latter of which I had eliminated by period end. An aggregate overweighting in commercial mortgage-backed securities (CMBS) also was a negative. The significant risk aversion in the market meant that my higher-quality CMBS holdings did relatively poorly. Because of their high prices and very low yields, I was selling Treasuries throughout the period. It was a good long-term strategy, in my view, but a big negative for the fund's recent performance, as nervous investors participated in a flight to quality, pushing Treasury yields lower and prices higher. A large overweighting in corporate bonds hurt as well. The main positive was an out-of-benchmark position in Treasury Inflation-Protected Securities (TIPS). These bonds did well as inflation expectations grew. Yield-curve positioning was another helpful factor for performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 to September 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Actual	.0027%	$ 1,000.00	$ 971.00	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.99	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of September 30, 2008	As of March 31, 2008
U.S. Government and U.S. Government Agency Obligations 63.4%	U.S. Government and U.S. Government Agency Obligations 62.0%
AAA 13.2%	AAA 13.2%
AA 7.5%	AA 6.3%
A 9.1%	A 8.3%
BBB 21.1%	BBB 18.3%
BB and Below 2.9%	BB and Below 2.4%
Not Rated 0.2%	Not Rated 0.3%
Short-Term Investments and Net Other Assets† (17.4)%	Short-Term Investments and Net Other Assets† (10.8)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Duration as of September 30, 2008
6 months ago
Years	4.5	6.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of September 30, 2008 *		As of March 31, 2008 **
	Corporate Bonds 33.1%		Corporate Bonds 28.7%
	U.S. Government and U.S. Government Agency Obligations 63.4%		U.S. Government and U.S. Government Agency Obligations 62.0%
	Asset-Backed Securities 5.6%		Asset-Backed Securities 5.5%
	CMOs and Other Mortgage Related Securities 14.4%		CMOs and Other Mortgage Related Securities 13.8%
	Municipal Bonds 0.5%		Municipal Bonds 0.4%
	Other Investments 0.4%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets† (17.4)%		Short-Term Investments and Net Other Assets† (10.8)%
* Foreign investments	10.4%	** Foreign investments	9.2%
* Futures and Swaps	(0.3)%	** Futures and Swaps	(2.6)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments September 30, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 7,645,000	$ 7,547,909
5.875% 3/15/11	12,095,000	12,053,683
		19,601,592
Automobiles - 0.2%
Ford Motor Co. 7.45% 7/16/31	12,780,000	5,495,400
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	1,230,000	941,542
Newell Rubbermaid, Inc.:
5.5% 4/15/13	3,257,000	3,100,140
6.25% 4/15/18	1,595,000	1,422,764
		5,464,446
Media - 2.4%
AOL Time Warner, Inc. 6.75% 4/15/11	10,224,000	10,201,160
Comcast Corp.:
4.95% 6/15/16	8,729,000	7,471,247
5.9% 3/15/16	4,767,000	4,369,213
COX Communications, Inc.:
6.45% 12/1/36 (b)	9,850,000	8,430,173
7.125% 10/1/12	8,325,000	8,523,977
Gannett Co., Inc. 3.0106% 5/26/09 (g)	7,745,000	7,496,622
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,478,520
8.25% 2/1/30	8,580,000	5,789,612
News America Holdings, Inc. 7.75% 12/1/45	1,935,000	1,692,595
News America, Inc.:
6.15% 3/1/37	2,880,000	2,217,839
6.2% 12/15/34	2,090,000	1,630,976
Time Warner Cable, Inc. 5.85% 5/1/17	20,068,000	17,952,525
Time Warner, Inc. 3.0338% 11/13/09 (g)	1,890,000	1,814,580
Univision Communications, Inc. 3.875% 10/15/08	3,365,000	3,331,350
Viacom, Inc.:
3.1688% 6/16/09 (g)	490,000	481,528
5.75% 4/30/11	7,510,000	7,295,890
6.125% 10/5/17	4,415,000	3,842,087
6.75% 10/5/37	3,840,000	2,920,271
		97,940,165
TOTAL CONSUMER DISCRETIONARY		128,501,603
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 1.7%
Beverages - 0.2%
Diageo Capital PLC:
5.2% 1/30/13	$ 2,730,000	$ 2,716,582
5.75% 10/23/17	3,478,000	3,337,527
FBG Finance Ltd. 5.125% 6/15/15 (b)	3,715,000	3,483,860
		9,537,969
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
6.036% 12/10/28 (b)	2,392,947	2,147,790
6.302% 6/1/37 (g)	6,880,000	5,493,721
Wal-Mart Stores, Inc. 6.2% 4/15/38	5,400,000	4,925,880
		12,567,391
Food Products - 0.6%
General Mills, Inc. 5.2% 3/17/15	4,890,000	4,692,126
Kraft Foods, Inc.:
6% 2/11/13	11,150,000	11,081,706
6.25% 6/1/12	2,845,000	2,859,899
6.875% 2/1/38	4,125,000	3,797,578
		22,431,309
Tobacco - 0.6%
Philip Morris International, Inc.:
5.65% 5/16/18	5,877,000	5,432,311
6.375% 5/16/38	5,870,000	5,163,446
Reynolds American, Inc.:
6.75% 6/15/17	6,865,000	6,414,725
7.25% 6/15/37	10,175,000	8,766,017
		25,776,499
TOTAL CONSUMER STAPLES		70,313,168
ENERGY - 3.9%
Energy Equipment & Services - 0.8%
BJ Services Co. 6% 6/1/18	6,710,000	6,817,367
DCP Midstream LLC 6.75% 9/15/37 (b)	3,320,000	2,759,285
Kinder Morgan, Inc. 6.5% 9/1/12	16,102,000	15,176,135
Transocean, Inc.:
6% 3/15/18	3,500,000	3,266,536
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc.: - continued
6.8% 3/15/38	$ 1,845,000	$ 1,692,797
Weatherford International Ltd. 6% 3/15/18	3,500,000	3,142,346
		32,854,466
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Finance Co. 6.75% 5/1/11	3,435,000	3,515,358
Anadarko Petroleum Corp.:
5.95% 9/15/16	3,030,000	2,784,918
6.45% 9/15/36	4,565,000	3,579,179
Canadian Natural Resources Ltd. 5.7% 5/15/17	7,000,000	6,119,330
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	5,220,000	5,203,139
ConocoPhillips 5.2% 5/15/18	7,500,000	6,998,235
Duke Capital LLC 6.25% 2/15/13	4,500,000	4,468,248
Duke Energy Field Services 7.875% 8/16/10	3,555,000	3,640,320
EnCana Corp. 4.75% 10/15/13	1,065,000	981,057
Kinder Morgan Energy Partners LP 6.75% 3/15/11	2,017,000	2,042,436
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	11,103,000	10,492,335
Nakilat, Inc. 6.067% 12/31/33 (b)	5,890,000	5,246,812
Nexen, Inc.:
5.875% 3/10/35	4,940,000	3,698,781
6.4% 5/15/37	3,510,000	2,778,814
Pemex Project Funding Master Trust 3.4106% 12/3/12 (b)(g)	4,130,000	3,908,219
Petro-Canada:
6.05% 5/15/18	1,960,000	1,710,906
6.8% 5/15/38	4,895,000	3,877,956
Plains All American Pipeline LP:
6.125% 1/15/17	1,320,000	1,127,631
6.65% 1/15/37	4,105,000	3,023,967
Suncor Energy, Inc.:
6.1% 6/1/18	6,075,000	5,545,716
6.5% 6/15/38	1,165,000	973,544
6.85% 6/1/39	5,340,000	4,641,955
Talisman Energy, Inc. yankee 6.25% 2/1/38	9,065,000	7,040,595
TEPPCO Partners LP:
6.65% 4/15/18	5,410,000	4,955,929
7.55% 4/15/38	4,660,000	4,138,090
Texas Eastern Transmission LP 6% 9/15/17 (b)	10,030,000	9,491,088
Valero Energy Corp. 6.625% 6/15/37	2,595,000	2,239,303
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5.9% 8/1/12	$ 2,970,000	$ 2,931,942
6.25% 8/1/17	7,000,000	6,605,025
6.75% 8/1/37	2,415,000	2,142,871
		125,903,699
TOTAL ENERGY		158,758,165
FINANCIALS - 13.0%
Capital Markets - 2.8%
Bear Stearns Companies, Inc. 6.95% 8/10/12	10,655,000	10,643,046
BlackRock, Inc. 6.25% 9/15/17	10,505,000	10,090,189
Deutsche Bank AG London 6% 9/1/17	3,040,000	2,872,092
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,240,000	1,898,826
5.95% 1/18/18	4,700,000	3,877,331
6.15% 4/1/18	4,350,000	3,617,086
Janus Capital Group, Inc.:
5.875% 9/15/11	14,828,000	13,906,425
6.25% 6/15/12	5,900,000	5,575,718
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,830,000	1,953,979
JPMorgan Chase Capital XX 6.55% 9/29/36	45,870,000	33,727,431
Lazard Group LLC:
6.85% 6/15/17	2,362,000	1,956,204
7.125% 5/15/15	8,210,000	7,126,190
Merrill Lynch & Co., Inc. 6.875% 4/25/18	4,544,000	4,020,304
Morgan Stanley 3.0913% 1/9/14 (g)	18,765,000	12,039,981
		113,304,802
Commercial Banks - 2.2%
Bank of America NA 6% 10/15/36	3,915,000	3,262,820
BB&T Capital Trust IV 6.82% 6/12/77 (g)	1,009,000	663,912
Credit Suisse (Guernsey) Ltd. 5.86%	6,010,000	4,549,973
Credit Suisse First Boston 6% 2/15/18	8,680,000	7,562,025
DBS Bank Ltd. (Singapore) 3.0269% 5/16/17 (b)(g)	756,000	642,449
Export-Import Bank of Korea:
5.125% 2/14/11	11,295,000	10,902,951
5.25% 2/10/14 (b)	2,560,000	2,260,454
Fifth Third Bancorp 4.5% 6/1/18	1,835,000	825,750
HBOS PLC 6.75% 5/21/18 (b)	5,818,000	4,561,875
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC:
2.9913% 10/6/16 (g)	$ 737,000	$ 682,990
6.5% 5/2/36	5,385,000	4,460,164
6.5% 9/15/37	1,710,000	1,454,295
KeyCorp Capital Trust VII 5.7% 6/15/35	13,632,000	4,771,200
Manufacturers & Traders Trust Co. 4.2913% 4/1/13 (b)(g)	496,000	434,968
PNC Funding Corp. 2.9388% 1/31/12 (g)	1,881,000	1,692,900
Santander Issuances SA Unipersonal:
3.5638% 6/20/16 (b)(g)	2,268,000	2,118,865
5.805% 6/20/16 (b)(g)	5,630,000	5,401,985
Sovereign Bank 4.5106% 8/1/13 (g)	1,063,000	425,200
Standard Chartered Bank 6.4% 9/26/17 (b)	10,620,000	9,817,319
SunTrust Bank 7.25% 3/15/18	1,779,000	1,423,200
Wachovia Bank NA 5.85% 2/1/37	10,890,000	4,844,907
Wells Fargo Bank NA:
4.75% 2/9/15	8,500,000	7,645,359
5.95% 8/26/36	7,963,000	6,231,788
		86,637,349
Consumer Finance - 0.7%
SLM Corp.:
2.96% 7/26/10 (g)	29,367,000	23,493,600
3.0188% 3/15/11 (g)	555,000	362,227
3.03% 10/25/11 (g)	1,810,000	1,448,000
3.1% 1/27/14 (g)	1,095,000	624,702
4.5% 7/26/10	1,140,000	866,400
5% 10/1/13	383,000	237,460
		27,032,389
Diversified Financial Services - 1.4%
Bank of America Corp.:
7.4% 1/15/11	15,336,000	15,023,253
7.8% 2/15/10	10,994,000	10,804,815
BTM Curacao Holding NV 3.3825% 12/19/16 (b)(g)	1,229,000	1,188,045
Deutsche Bank AG London branch 5.375% 10/12/12	2,805,000	2,702,786
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	4,776,000	4,483,671
JPMorgan Chase & Co. 4.891% 9/1/15 (g)	6,010,000	5,893,124
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	5,035,000	4,763,681
Prime Property Funding, Inc. 5.5% 1/15/14 (b)	4,295,000	3,696,005
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(g)	$ 3,000,000	$ 2,178,660
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(g)	2,500,000	1,800,018
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(g)	6,090,000	4,080,300
		56,614,358
Insurance - 1.3%
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,158,613
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(g)	11,559,000	9,299,689
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (b)	7,190,000	6,329,793
10.75% 6/15/88 (b)(g)	4,025,000	2,817,500
Lincoln National Corp. 7% 5/17/66 (g)	1,430,000	886,600
Metropolitan Life Global Funding I 5.125% 11/9/11 (b)	3,535,000	3,450,405
Monumental Global Funding II 5.65% 7/14/11 (b)	3,425,000	3,353,336
New York Life Global Funding 4.65% 5/9/13 (b)	4,556,000	4,403,837
Pacific Life Global Funding 5.15% 4/15/13 (b)	4,915,000	4,754,967
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(g)	9,370,000	8,901,500
Symetra Financial Corp. 6.125% 4/1/16 (b)	3,545,000	2,856,366
The Chubb Corp. 6.5% 5/15/38	2,125,000	1,922,092
		54,134,698
Real Estate Investment Trusts - 3.9%
AMB Property LP:
5.9% 8/15/13	4,780,000	4,340,125
6.3% 6/1/13	4,580,000	4,242,503
Brandywine Operating Partnership LP:
5.625% 12/15/10	9,315,000	8,910,521
5.75% 4/1/12	2,055,000	1,897,794
Camden Property Trust 4.375% 1/15/10	5,005,000	4,851,612
Colonial Properties Trust:
4.75% 2/1/10	9,575,000	9,255,176
4.8% 4/1/11	1,390,000	1,311,048
5.5% 10/1/15	16,890,000	14,148,691
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,865,000	1,835,158
4.625% 8/1/10	370,000	351,913
5% 5/3/10	3,280,000	3,152,250
5.25% 4/15/11	3,260,000	3,072,027
5.375% 10/15/12	1,825,000	1,637,055
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
5.4% 8/15/14	$ 5,025,000	$ 4,179,196
5.5% 3/1/16	3,680,000	2,927,445
5.625% 8/15/11	2,450,000	2,321,338
5.875% 8/15/12	565,000	518,567
5.95% 2/15/17	1,215,000	970,261
6.25% 5/15/13	2,430,000	2,204,657
6.5% 1/15/18	4,005,000	3,254,660
Equity One, Inc.:
6% 9/15/17	3,010,000	2,393,371
6.25% 1/15/17	2,250,000	1,843,415
Federal Realty Investment Trust:
5.4% 12/1/13	2,560,000	2,309,766
6% 7/15/12	1,635,000	1,562,954
6.2% 1/15/17	1,240,000	1,066,690
HRPT Properties Trust:
5.75% 11/1/15	1,115,000	908,438
6.65% 1/15/18	2,745,000	2,255,650
Liberty Property LP:
5.5% 12/15/16	3,150,000	2,581,108
6.625% 10/1/17	3,020,000	2,610,829
Mack-Cali Realty LP:
5.05% 4/15/10	4,605,000	4,441,686
7.75% 2/15/11	525,000	522,591
Reckson Operating Partnership LP:
5.15% 1/15/11	1,460,000	1,368,584
6% 3/31/16	1,240,000	1,038,235
Simon Property Group LP:
4.6% 6/15/10	2,865,000	2,774,141
4.875% 8/15/10	9,675,000	9,445,403
5.1% 6/15/15	5,540,000	4,728,866
5.375% 6/1/11	1,630,000	1,576,263
5.45% 3/15/13	22,350,000	20,800,285
5.75% 5/1/12	1,820,000	1,742,723
7.75% 1/20/11	1,100,000	1,118,451
Tanger Properties LP 6.15% 11/15/15	6,300,000	5,329,314
UDR, Inc. 5.5% 4/1/14	4,750,000	4,126,369
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,565,000	1,312,537
Washington (REIT) 5.95% 6/15/11	5,375,000	5,141,676
		158,381,342
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	$ 1,125,000	$ 918,990
5.5% 10/1/12	4,430,000	4,072,983
5.75% 6/15/17	5,375,000	4,380,797
6.625% 3/15/12	1,125,000	1,084,867
Post Apartment Homes LP 6.3% 6/1/13	4,385,000	4,038,332
		14,495,969
Thrifts & Mortgage Finance - 0.3%
Capmark Financial Group, Inc.:
3.4525% 5/10/10 (g)	254,000	180,369
6.3% 5/10/17	2,480,000	974,494
Credit Suisse First Boston (New York Branch) 5% 5/15/13	4,559,000	4,224,784
Independence Community Bank Corp.:
3.75% 4/1/14 (g)	2,870,000	1,148,000
4.9% 9/23/10	13,255,000	5,302,000
5.2638% 6/20/13 (g)	1,349,000	539,600
		12,369,247
TOTAL FINANCIALS		522,970,154
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
AstraZeneca PLC:
5.9% 9/15/17	7,650,000	7,532,442
6.45% 9/15/37	7,633,000	7,298,301
		14,830,743
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)	1,900,000	1,767,000
7.45% 5/1/34 (b)	7,300,000	6,789,000
		8,556,000
Airlines - 1.2%
American Airlines, Inc. 7.25% 2/5/09	567,000	549,990
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	141,541	136,587
6.978% 10/1/12	712,532	648,404
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass-thru trust certificates: - continued
7.024% 4/15/11	$ 2,545,000	$ 2,411,388
7.858% 4/1/13	11,500,000	10,062,500
Continental Airlines, Inc.:
6.32% 11/1/08	3,275,000	3,242,250
6.545% 8/2/20	1,303,787	1,108,219
6.648% 3/15/19	2,467,933	2,097,743
7.056% 3/15/11	2,000,000	1,965,000
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	6,371,588	4,778,691
7.57% 11/18/10	6,500,000	5,882,500
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,223,788	1,812,387
8.36% 7/20/20	9,550,638	8,165,795
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	3,834,378	2,645,721
6.071% 9/1/14	535,783	522,388
6.201% 3/1/10	230,962	225,188
6.602% 9/1/13	738,867	722,243
		46,976,994
Building Products - 0.0%
Masco Corp. 3.1188% 3/12/10 (g)	1,736,000	1,626,583
Road & Rail - 0.1%
Canadian National Railway Co. 5.85% 11/15/17	2,130,000	2,141,042
Canadian Pacific Railway Co. 5.95% 5/15/37	445,000	364,262
		2,505,304
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,756,000	2,256,751
TOTAL INDUSTRIALS		61,921,632
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,712,000	4,635,006
6.55% 10/1/17	3,985,000	3,834,710
7.125% 10/1/37	2,289,000	2,162,883
		10,632,599
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	$ 2,814,000	$ 2,659,962
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	4,470,000	4,023,000
6.375% 8/3/15	3,870,000	3,096,000
National Semiconductor Corp.:
3.0688% 6/15/10 (g)	2,015,000	1,935,545
6.15% 6/15/12	3,260,000	3,184,241
		12,238,786
TOTAL INFORMATION TECHNOLOGY		25,531,347
MATERIALS - 1.0%
Chemicals - 0.2%
Agrium, Inc. 7.125% 5/23/36	3,415,000	3,325,022
Dow Chemical Co. 5.7% 5/15/18	2,760,000	2,542,473
		5,867,495
Metals & Mining - 0.7%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	2,620,000	2,702,373
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	3,770,000	3,505,459
Rio Tinto Finance Ltd.:
5.875% 7/15/13	5,550,000	5,440,721
6.5% 7/15/18	9,625,000	9,101,487
7.125% 7/15/28	8,500,000	8,132,265
		28,882,305
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	4,000,000	3,975,308
TOTAL MATERIALS		38,725,108
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.:
6.3% 1/15/38	4,650,000	3,800,460
6.8% 5/15/36	6,735,000	5,900,021
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,897,000	6,598,278
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV:
5.25% 7/22/13	$ 5,295,000	$ 4,956,734
5.875% 8/20/13	4,795,000	4,607,155
6.75% 8/20/18	480,000	444,888
KT Corp. 5.875% 6/24/14 (b)	3,275,000	3,183,366
Sprint Capital Corp.:
6.875% 11/15/28	4,699,000	3,171,825
7.625% 1/30/11	3,420,000	3,129,300
Telecom Italia Capital SA:
5.25% 10/1/15	23,315,000	18,963,941
7.2% 7/18/36	1,155,000	910,325
Telefonica Emisiones SAU:
3.5038% 6/19/09 (g)	3,052,000	3,020,453
5.855% 2/4/13	1,456,000	1,421,924
6.221% 7/3/17	5,100,000	4,693,887
7.045% 6/20/36	2,670,000	2,370,944
Verizon Communications, Inc.:
5.25% 4/15/13	5,415,000	5,177,213
6.4% 2/15/38	5,015,000	4,106,795
6.9% 4/15/38	1,945,000	1,701,877
		78,159,386
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. 6% 12/1/16	15,074,000	11,682,350
Vodafone Group PLC:
5% 12/16/13	2,800,000	2,643,220
5.625% 2/27/17	15,532,000	13,972,474
		28,298,044
TOTAL TELECOMMUNICATION SERVICES		106,457,430
UTILITIES - 5.2%
Electric Utilities - 2.8%
AmerenUE 6.4% 6/15/17	8,199,000	7,817,337
Baltimore Gas & Electric Co. 6.125% 7/1/13	3,815,000	3,768,228
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	5,655,266
Commonwealth Edison Co.:
5.4% 12/15/11	8,870,000	8,672,022
5.8% 3/15/18	5,380,000	4,930,178
EDP Finance BV 6% 2/2/18 (b)	11,483,000	10,900,197
Enel Finance International SA 6.8% 9/15/37 (b)	6,313,000	5,856,190
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Exelon Corp. 4.9% 6/15/15	$ 14,900,000	$ 13,120,046
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,190,652
Illinois Power Co. 6.125% 11/15/17	2,305,000	2,115,965
Nevada Power Co. 6.5% 5/15/18	1,920,000	1,862,400
Ohio Power Co. 2.9713% 4/5/10 (g)	2,153,000	2,112,031
Oncor Electric Delivery Co. 6.375% 5/1/12	18,245,000	17,401,709
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	4,382,113
Pepco Holdings, Inc. 4% 5/15/10	3,180,000	3,124,573
PPL Capital Funding, Inc. 6.7% 3/30/67 (g)	14,182,000	10,496,777
Progress Energy, Inc. 7.1% 3/1/11	7,905,000	8,122,546
		111,528,230
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,735,000	2,420,456
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,198,253
Exelon Generation Co. LLC 5.35% 1/15/14	11,750,000	10,651,140
PPL Energy Supply LLC:
6.2% 5/15/16	4,520,000	4,177,072
6.5% 5/1/18	5,340,000	4,868,846
PSEG Power LLC 7.75% 4/15/11	4,000,000	4,150,160
		26,045,471
Multi-Utilities - 1.7%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,662,090
6.3% 9/30/66 (g)	11,838,000	10,254,365
7.5% 6/30/66 (g)	7,960,000	6,410,064
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	5,415,000	4,750,904
National Grid PLC 6.3% 8/1/16	12,875,000	12,281,463
NiSource Finance Corp.:
3.3806% 11/23/09 (g)	5,611,000	5,467,734
5.4% 7/15/14	1,450,000	1,329,663
5.45% 9/15/20	5,172,000	4,121,303
6.15% 3/1/13	3,565,000	3,450,646
6.4% 3/15/18	9,640,000	8,639,262
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
7.875% 11/15/10	$ 1,705,000	$ 1,753,608
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	9,090,000	6,686,676
		69,807,778
TOTAL UTILITIES		209,801,935
TOTAL NONCONVERTIBLE BONDS (Cost $1,521,290,033)		1,337,811,285
U.S. Government and Government Agency Obligations - 8.7%

U.S. Government Agency Obligations - 2.7%
Fannie Mae 0% 11/19/08	2,126,000	2,120,358
Freddie Mac:
4.5% 7/15/13 (e)	50,000,000	51,223,700
5.5% 8/23/17	50,000,000	52,901,350
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	4,205,000	4,259,228
7.63% 8/1/14	425,000	422,663
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		110,927,299
U.S. Treasury Inflation Protected Obligations - 5.0%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (c)(e)	4,165,840	4,158,844
2.375% 1/15/17 (e)	140,768,194	141,813,251
2.375% 1/15/27	57,064,119	54,875,286
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		200,847,381
U.S. Treasury Obligations - 1.0%
U.S. Treasury Bonds 4.5% 5/15/38 (e)	39,500,000	40,777,588
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $355,971,269)		352,552,268
U.S. Government Agency - Mortgage Securities - 46.5%
	Principal Amount	Value
Fannie Mae - 35.4%
3.702% 9/1/33 (g)	$ 2,272,952	$ 2,267,423
3.74% 10/1/33 (g)	231,593	231,574
3.78% 6/1/34 (g)	1,485,174	1,474,617
3.847% 5/1/34 (g)	9,893,920	10,011,094
3.914% 7/1/35 (g)	1,191,079	1,196,983
3.986% 10/1/18 (g)	156,050	157,760
3.993% 6/1/33 (g)	188,916	189,243
3.993% 5/1/34 (g)	3,394,625	3,406,457
4% 6/1/18 to 9/1/19	36,119,840	34,663,398
4.169% 1/1/35 (g)	600,860	603,751
4.189% 1/1/34 (g)	1,008,185	1,015,780
4.231% 8/1/33 (g)	368,926	370,419
4.234% 1/1/34 (g)	751,962	761,402
4.25% 2/1/35 (g)	306,045	308,158
4.295% 1/1/35 (g)	287,897	286,336
4.302% 5/1/33 (g)	67,526	67,535
4.307% 3/1/33 (g)	153,465	153,384
4.327% 1/1/35 (g)	350,383	353,069
4.331% 7/1/35 (g)	908,290	907,072
4.366% 2/1/34 (g)	534,172	542,542
4.383% 5/1/35 (g)	1,466,885	1,483,815
4.39% 2/1/35 (g)	549,483	553,588
4.39% 6/1/35 (g)	1,045,049	1,057,397
4.413% 10/1/34 (g)	1,579,307	1,594,539
4.426% 8/1/34 (g)	765,540	775,649
4.426% 5/1/35 (g)	212,066	212,919
4.429% 3/1/35 (g)	471,066	473,945
4.43% 2/1/35 (g)	1,018,180	1,026,538
4.435% 6/1/35 (g)	1,267,498	1,271,009
4.453% 7/1/35 (g)	3,230,056	3,212,691
4.457% 7/1/33 (g)	1,794,689	1,795,095
4.478% 3/1/35 (g)	1,079,853	1,079,092
4.491% 2/1/35 (g)	4,073,307	4,108,166
4.496% 3/1/35 (g)	992,161	1,000,203
4.5% 5/1/18 to 4/1/23	70,693,998	69,285,887
4.518% 5/1/35 (g)	705,404	706,172
4.537% 7/1/34 (g)	1,494,256	1,515,415
4.556% 11/1/34 (g)	858,743	863,792
4.562% 2/1/35 (g)	3,234,500	3,264,348
4.59% 2/1/35 (g)	818,156	824,956
4.654% 11/1/34 (g)	1,002,553	1,013,411
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.684% 9/1/35 (g)	$ 11,694,418	$ 11,691,365
4.689% 9/1/34 (g)	8,206,004	8,317,572
4.695% 12/1/34 (g)	641,530	646,133
4.702% 7/1/34 (g)	8,058,402	8,155,042
4.712% 7/1/35 (g)	3,096,185	3,073,137
4.751% 1/1/35 (g)	5,353,785	5,402,544
4.76% 5/1/35 (g)	9,420,456	9,408,728
4.767% 5/1/35 (g)	9,927,601	10,039,257
4.776% 4/1/35 (g)	103,442	104,156
4.777% 12/1/34 (g)	269,115	271,052
4.783% 8/1/35 (g)	6,732,579	6,747,963
4.813% 9/1/35 (g)	6,425,737	6,442,495
4.854% 10/1/34 (g)	3,669,020	3,708,159
4.857% 8/1/35 (g)	7,426,052	7,447,558
4.867% 4/1/35 (g)	8,910,389	8,984,176
4.868% 2/1/36 (g)	5,954,506	5,978,229
4.912% 2/1/35 (g)	77,788	78,660
4.918% 3/1/35 (g)	8,811,125	8,900,606
4.986% 4/1/33 (g)	39,615	39,721
5% 2/1/18 to 6/1/34 (d)(e)	104,391,367	103,446,319
5% 10/1/38 (c)	45,000,000	43,780,730
5% 10/14/38 (c)	49,000,000	47,672,350
5% 10/14/38 (c)	22,000,000	21,403,912
5% 10/14/38 (c)	11,000,000	10,701,956
5% 10/14/38 (c)	3,000,000	2,918,715
5.061% 9/1/34 (g)	2,286,269	2,312,164
5.075% 3/1/35 (g)	1,630,253	1,644,603
5.086% 1/1/36 (g)	10,146,788	10,220,738
5.093% 9/1/34 (g)	295,809	299,232
5.096% 3/1/35 (g)	11,800,887	11,855,277
5.149% 5/1/35 (g)	3,549,566	3,592,976
5.185% 3/1/35 (g)	161,576	163,643
5.189% 5/1/35 (g)	196,060	197,682
5.194% 5/1/35 (g)	3,766,281	3,814,163
5.212% 8/1/36 (g)	4,215,223	4,204,852
5.235% 5/1/36 (g)	1,430,136	1,453,280
5.253% 9/1/36 (g)	8,819,390	8,858,301
5.27% 3/1/36 (g)	2,980,287	3,000,801
5.281% 3/1/35 (g)	169,793	171,352
5.305% 12/1/34 (g)	371,466	376,481
5.337% 2/1/36 (g)	35,452,094	35,860,325
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.338% 1/1/36 (g)	$ 32,241,356	$ 32,597,010
5.4% 4/1/36 (g)	4,317,457	4,438,772
5.427% 4/1/36 (g)	1,170,905	1,187,469
5.46% 2/1/36 (g)	6,752,985	6,825,850
5.483% 7/1/36 (g)	9,995,245	10,119,776
5.485% 10/1/35 (g)	1,591,070	1,613,730
5.5% 2/1/11 to 7/1/38	204,894,981	204,795,977
5.5% 10/1/38 (c)	35,000,000	34,862,265
5.5% 10/1/38 (c)	30,000,000	29,881,941
5.5% 10/14/38 (c)	38,000,000	37,850,459
5.5% 10/14/38 (c)	219,000,000	218,138,147
5.554% 2/1/36 (g)	6,899,903	6,974,373
5.57% 6/1/36 (g)	15,104,273	15,301,142
5.616% 7/1/37 (g)	1,279,038	1,295,476
5.656% 1/1/36 (g)	5,368,954	5,434,101
5.695% 3/1/36 (g)	5,323,764	5,394,480
5.784% 2/1/36 (g)	1,267,152	1,286,198
5.8% 1/1/36 (g)	1,385,121	1,397,487
5.945% 2/1/35 (g)	57,971	58,457
6% 8/1/11 to 1/1/34	35,227,582	36,005,382
6% 10/14/38 (c)	54,000,000	54,660,890
6.027% 4/1/36 (g)	988,904	1,006,696
6.052% 1/1/35 (g)	233,716	234,258
6.057% 4/1/36 (g)	14,579,658	14,782,694
6.156% 4/1/36 (g)	3,034,090	3,088,367
6.214% 2/1/35 (g)	161,308	161,614
6.252% 6/1/36 (g)	449,015	457,229
6.309% 4/1/36 (g)	966,297	986,351
6.5% 2/1/12 to 4/1/38 (d)	77,353,468	79,865,905
6.5% 10/14/38 (c)	24,000,000	24,605,342
7% 3/1/09 to 2/1/33	8,616,506	9,088,873
7.5% 10/1/09 to 11/1/31	3,735,482	3,995,378
8% 6/1/29	1,624	1,740
11.5% 11/1/15	11,582	12,218
TOTAL FANNIE MAE		1,427,879,076
Freddie Mac - 5.9%
3.927% 6/1/34 (g)	2,820,032	2,842,206
3.995% 7/1/33 (g)	6,373,552	6,393,523
4% 7/1/18 to 9/1/20	6,936,603	6,616,791
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.243% 6/1/35 (g)	$ 9,489,996	$ 9,415,215
4.275% 6/1/35 (g)	447,903	447,399
4.309% 12/1/34 (g)	380,771	380,766
4.309% 2/1/35 (g)	16,442,948	16,423,677
4.329% 3/1/35 (g)	668,122	667,325
4.367% 2/1/35 (g)	829,860	827,891
4.386% 8/1/35 (g)	9,222,854	9,194,868
4.405% 3/1/35 (g)	479,494	478,141
4.418% 2/1/34 (g)	310,461	307,456
4.457% 3/1/35 (g)	426,776	425,964
4.468% 3/1/35 (g)	1,143,020	1,134,988
4.53% 2/1/35 (g)	780,843	780,467
4.642% 5/1/35 (g)	2,784,484	2,786,608
4.737% 10/1/35 (g)	23,976,469	23,945,851
4.754% 4/1/35 (g)	1,626,820	1,644,199
4.766% 7/1/35 (g)	3,787,463	3,781,384
4.79% 2/1/36 (g)	6,330,881	6,327,798
4.834% 9/1/35 (g)	12,003,039	12,012,725
5% 11/1/33	486,241	474,415
5.143% 4/1/35 (g)	2,145,670	2,169,321
5.169% 2/1/36 (g)	24,880,057	24,985,399
5.302% 6/1/35 (g)	16,417,058	16,481,938
5.382% 3/1/35 (g)	273,599	275,901
5.533% 1/1/36 (g)	1,186,568	1,211,754
5.701% 4/1/36 (g)	10,931,033	11,042,945
5.735% 10/1/35 (g)	836,696	845,181
5.784% 11/1/36 (g)	12,148,891	12,302,113
5.839% 1/1/35 (g)	179,975	180,176
5.854% 6/1/36 (g)	1,144,727	1,159,486
5.983% 7/1/37 (g)	5,732,370	5,788,536
6% 10/1/23 to 5/1/33	5,032,804	5,143,803
6.045% 6/1/36 (g)	1,076,531	1,091,773
6.063% 4/1/36 (g)	1,783,164	1,809,236
6.11% 6/1/36 (g)	1,072,027	1,088,051
6.25% 9/1/36 (g)	9,279,632	9,450,174
6.531% 7/1/36 (g)	11,311,115	11,513,991
6.638% 1/1/37 (g)	7,184,727	7,311,551
6.679% 10/1/36 (g)	5,689,843	5,799,406
6.838% 10/1/36 (g)	7,857,200	8,013,119
7.5% 11/1/16 to 6/1/32	1,821,458	1,947,955
8% 7/1/25 to 10/1/27	65,512	70,195
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 2/1/19 to 8/1/22	$ 9,025	$ 9,747
12% 11/1/19	10,178	11,462
TOTAL FREDDIE MAC		237,012,870
Government National Mortgage Association - 5.2%
3.75% 1/20/34 (g)	2,493,712	2,420,516
5.5% 10/1/38 (c)	10,000,000	9,996,584
5.5% 10/1/38 (c)	26,000,000	25,991,118
5.5% 10/1/38 (c)	6,000,000	5,982,187
5.5% 10/1/38 (c)(d)	58,000,000	57,827,810
5.5% 10/22/38 (c)	15,000,000	14,994,876
5.5% 10/22/38 (c)	36,000,000	35,893,123
5.5% 11/1/38 (c)	40,000,000	39,800,000
6% 11/15/08 to 9/15/10	169,073	172,918
6.5% 10/15/08 to 12/15/32	7,422,603	7,775,942
7% 6/15/24 to 12/15/33	6,820,498	7,157,849
7.5% 3/15/22 to 8/15/28	2,010,622	2,154,532
8% 4/15/24 to 12/15/25	130,275	140,230
8.5% 8/15/29 to 11/15/31	311,599	342,893
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		210,650,578
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,865,562,371)		1,875,542,524
Asset-Backed Securities - 5.6%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 3.5569% 1/25/35 (g)	65,797	53,470
Series 2005-1 Class M1, 3.6769% 4/25/35 (g)	1,212,000	988,757
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 4.3319% 6/25/33 (g)	6,195	6,554
Class M2, 4.9569% 6/25/33 (g)	81,000	71,725
Series 2004-HE1 Class M1, 3.7069% 2/25/34 (g)	224,624	211,464
Series 2004-OP1 Class M1, 3.7269% 4/25/34 (g)	2,716,480	1,991,453
Series 2005-HE2 Class M2, 3.6569% 4/25/35 (g)	170,000	164,720
Series 2005-SD1 Class A1, 3.6069% 11/25/50 (g)	25,160	20,606
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 3.6675% 10/20/14 (g)	773,000	309,200
Series 2007-A4 Class A4, 3.2175% 4/22/13 (g)	2,835,000	2,409,750
Asset-Backed Securities - continued
	Principal Amount	Value
Advanta Business Card Master Trust: - continued
Series 2007-B1 Class B, 3.4375% 12/22/14 (g)	$ 1,637,000	$ 982,200
Airspeed Ltd. Series 2007-1A Class C1, 4.9875% 6/15/32 (b)(g)	5,160,424	2,373,795
ALG Student Loan Trust I Series 2006-1 Class A1, 2.805% 10/28/18 (b)(g)	847,586	841,495
American Express Credit Account Master Trust Series 2004-C Class C, 2.9875% 2/15/12 (b)(g)	161,311	155,757
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	805,678	796,739
Ameriquest Mortgage Securities, Inc.:
Series 2003-10 Class M1, 3.9069% 12/25/33 (g)	121,503	91,194
Series 2004-R10 Class M1, 3.9069% 11/25/34 (g)	441,000	335,863
Series 2004-R11 Class M1, 3.8669% 11/25/34 (g)	419,000	281,233
Series 2004-R2:
Class M1, 3.6369% 4/25/34 (g)	167,000	130,215
Class M3, 3.7569% 4/25/34 (g)	115,155	80,223
Series 2005-R1 Class M1, 3.6569% 3/25/35 (g)	612,000	470,755
Series 2005-R10 Class A2B, 3.4269% 12/25/35 (g)	633,104	569,101
Series 2005-R2 Class M1, 3.6569% 4/25/35 (g)	1,342,000	1,049,601
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 3.5369% 6/25/32 (g)	117,333	102,281
Argent Securities, Inc.:
Series 2003-W7 Class A2, 3.5969% 3/1/34 (g)	31,145	25,438
Series 2004-W11 Class M2, 3.9069% 11/25/34 (g)	365,000	268,036
Series 2004-W5 Class M1, 3.8069% 4/25/34 (g)	441,000	337,192
Series 2004-W7:
Class M1, 3.7569% 5/25/34 (g)	386,000	290,040
Class M2, 3.8069% 5/25/34 (g)	337,000	261,706
Series 2006-W4 Class A2C, 3.3669% 5/25/36 (g)	1,009,000	600,671
Arran Funding Ltd. Series 2005-A Class C, 2.8075% 12/15/10 (g)	2,529,000	2,451,613
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 3.6269% 12/25/34 (g)	931,874	763,944
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 3.8375% 4/15/33 (g)	3,244,072	2,703,055
Series 2003-HE3 Class M1, 3.7325% 6/15/33 (g)	165,301	119,927
Series 2003-HE6 Class M1, 3.8569% 11/25/33 (g)	349,000	275,976
Series 2004-HE2 Class M1, 3.7569% 4/25/34 (g)	5,055,000	3,921,750
Series 2004-HE3:
Class M1, 3.7469% 6/25/34 (g)	154,000	114,474
Class M2, 4.3269% 6/25/34 (g)	307,346	216,023
Series 2004-HE6 Class A2, 3.5669% 6/25/34 (g)	270,833	210,996
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE8 Class M2, 3.6569% 11/25/35 (g)	$ 199,000	$ 152,467
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 2.5675% 3/15/12 (g)	2,232,000	2,147,398
Bayview Financial Acquisition Trust Series 2004-C Class A1, 4.3388% 5/28/44 (g)	237,561	208,126
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 4.3838% 2/28/44 (g)	447,626	362,438
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 3.6569% 9/25/35 (g)	79,296	71,156
Series 2005-FR1 Class M1, 3.7069% 6/25/35 (g)	629,000	549,212
Series 2005-HE2 Class M1, 3.7069% 2/25/35 (g)	991,650	837,739
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 2.8144% 12/26/24 (g)	1,493,217	1,420,258
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 2.8625% 6/15/10 (g)	621,000	613,626
Capital One Auto Finance Trust:
Series 2004-B Class A4, 2.5975% 8/15/11 (g)	498,568	477,122
Series 2006-C Class A3B, 2.4975% 7/15/11 (g)	442,713	423,552
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 2.7775% 4/15/13 (b)(g)	1,890,000	1,684,684
Capital Trust Ltd. Series 2004-1 Class A2, 3.6375% 7/20/39 (b)(g)	280,000	196,000
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 3.5069% 7/25/36 (g)	742,000	152,073
Series 2007-RFC1 Class A3, 3.3469% 12/25/36 (g)	1,172,000	694,996
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 3.3675% 5/20/17 (b)(g)	208,867	167,975
Series 2005-1A Class A1, 4.67% 5/20/17 (b)	713,521	574,676
Chase Issuance Trust Series 2004-3 Class C, 2.9575% 6/15/12 (g)	345,000	328,894
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	332,978	283,031
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 3.6169% 12/25/33 (b)(g)	280,458	228,617
Series 2007-AMC4 Class M1, 3.4769% 5/25/37 (g)	498,000	95,442
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	13,965,000	13,906,136
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 2.5475% 7/15/12 (b)(g)	851,000	835,782
Class B, 2.7675% 7/15/12 (b)(g)	851,000	802,286
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (b)	1,168,845	53,416
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.6369% 5/25/33 (g)	$ 585,536	$ 407,954
Series 2004-3:
Class 3A4, 3.4569% 8/25/34 (g)	129,038	102,484
Class M1, 3.7069% 6/25/34 (g)	430,000	333,398
Class M4, 4.1769% 4/25/34 (g)	107,196	82,291
Series 2004-4:
Class A, 3.5769% 8/25/34 (g)	29,468	18,922
Class M2, 3.7369% 6/25/34 (g)	469,425	386,105
Series 2005-1:
Class M1, 3.6269% 8/25/35 (g)	333,000	266,211
Class MV2, 3.6469% 7/25/35 (g)	919,000	701,351
Series 2005-3 Class MV1, 3.6269% 8/25/35 (g)	1,611,000	1,562,839
Series 2005-AB1 Class A2, 3.4169% 8/25/35 (g)	392,984	351,966
CPS Auto Receivables Trust:
Series 2004-D Class A2, 3.86% 12/15/11 (b)	139,524	128,834
Series 2006-A Class A4, 5.33% 11/15/12 (b)	2,144,999	2,040,764
Credit-Based Asset Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 3.4769% 5/25/36 (b)(g)	723,381	568,758
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 3.2669% 10/25/36 (g)	424,578	394,127
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (b)	4,725,000	2,863,202
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (b)	2,706,000	2,573,336
Class C, 5.074% 6/15/35 (b)	2,457,000	2,219,506
Discover Card Master Trust I:
Series 2003-4 Class B1, 2.8175% 5/16/11 (g)	823,000	818,069
Series 2005-3 Class B, 2.6775% 5/15/11 (g)	851,000	846,983
Series 2006-1 Class B1, 2.6375% 8/16/11 (g)	1,382,000	1,360,406
Series 2006-2 Class B1, 2.6075% 1/17/12 (g)	1,890,000	1,808,674
Series 2007-1 Class B, 2.5875% 8/15/12 (g)	1,890,000	1,743,123
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 2.9546% 5/28/35 (g)	25,289	19,864
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 5.3819% 8/25/34 (g)	189,000	112,862
Series 2006-3 Class 2A3, 3.3669% 11/25/36 (g)	2,926,000	1,513,749
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 4.0319% 3/25/34 (g)	21,976	17,587
Series 2006-FF12 Class A2, 3.2469% 9/25/36 (g)	509,477	484,718
Asset-Backed Securities - continued
	Principal Amount	Value
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	$ 254,206	$ 249,531
Ford Credit Auto Owner Trust Series 2006-B Class D, 7.26% 2/15/13 (b)	2,860,000	2,638,759
Ford Credit Floorplan Master Owner Trust:
Series 2006-3:
Class A, 2.6675% 6/15/11 (g)	787,000	765,604
Class B, 2.9375% 6/15/11 (g)	1,316,000	1,235,295
Series 2006-4 Class B, 3.0375% 6/15/13 (g)	502,000	421,680
Franklin Auto Trust Series 2007-1 Class A2, 5.14% 5/17/10	69,660	69,687
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 3.8819% 2/25/34 (g)	44,293	34,717
Class M2, 3.7069% 2/25/34 (g)	76,000	58,555
Series 2004-A Class M1, 4.0319% 1/25/34 (g)	833,418	687,158
Series 2005-A:
Class M1, 3.6369% 1/25/35 (g)	621,365	545,855
Class M2, 3.6669% 1/25/35 (g)	2,441,000	2,081,965
Class M3, 3.6969% 1/25/35 (g)	1,317,000	869,578
Class M4, 3.8869% 1/25/35 (g)	236,000	97,792
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3.0181% 9/25/30 (b)(g)	1,531,000	883,705
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	2,940,420	2,542,405
GE Business Loan Trust Series 2003-1 Class A, 2.9175% 4/15/31 (b)(g)	239,628	197,118
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 2.5975% 9/17/12 (g)	578,000	554,609
Class C, 2.7275% 9/17/12 (g)	450,000	418,360
Series 2007-1 Class C, 2.7575% 3/15/13 (g)	3,085,000	2,717,209
Gracechurch Card Funding PLC Series 11 Class C, 2.7675% 11/15/10 (g)	2,174,000	2,158,260
GSAMP Trust:
Series 2002-HE Class M1, 5.0625% 11/20/32 (g)	438,609	205,633
Series 2003-FM1 Class M1, 4.4175% 3/20/33 (g)	830,986	657,181
Series 2004-AR1 Class M1, 3.8569% 6/25/34 (g)	1,426,000	1,056,974
Series 2004-FM1 Class M1, 4.1819% 11/25/33 (g)	249,791	209,389
Series 2004-FM2 Class M1, 3.9569% 1/25/34 (g)	717,282	560,148
Series 2004-HE1 Class M1, 3.7569% 5/25/34 (g)	372,709	295,107
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 3.5469% 11/25/34 (g)	10,310	7,948
Series 2005-9 Class 2A1, 3.3269% 8/25/35 (g)	3,367	3,345
Asset-Backed Securities - continued
	Principal Amount	Value
GSR Mortgage Loan Trust: - continued
Series 2005-MTR1 Class A1, 3.3469% 10/25/35 (g)	$ 362,143	$ 345,281
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 4.2869% 5/25/30 (b)(g)	429,082	313,230
Series 2006-3:
Class B, 3.6069% 9/25/46 (b)(g)	402,000	249,240
Class C, 3.7569% 9/25/46 (b)(g)	992,000	496,000
Helios Finance L.P. Series 2007-S1 Class B1, 3.8875% 10/20/14 (b)(g)	2,290,000	1,347,298
Holmes Master Issuer PLC Series 2006-1A Class 2C, 3.1031% 7/15/40 (b)(g)	396,000	325,731
Home Equity Asset Trust:
Series 2002-3 Class A5, 4.0869% 2/25/33 (g)	261	184
Series 2003-2 Class M1, 4.5269% 8/25/33 (g)	1,265,107	1,079,275
Series 2003-3 Class M1, 4.4969% 8/25/33 (g)	693,459	573,904
Series 2003-4 Class M1, 4.4069% 10/25/33 (g)	314,807	238,545
Series 2003-5:
Class A2, 3.9069% 12/25/33 (g)	21,396	17,414
Class M1, 4.2569% 12/25/33 (g)	236,242	205,278
Series 2003-7 Class A2, 3.9669% 3/25/34 (g)	1,077	738
Series 2003-8 Class M1, 4.2869% 4/25/34 (g)	338,586	257,459
Series 2004-3 Class M2, 4.9069% 8/25/34 (g)	248,191	178,825
Series 2004-7 Class A3, 3.5969% 1/25/35 (g)	398	308
Series 2005-1 Class M1, 3.6369% 5/25/35 (g)	1,037,000	1,030,837
Series 2005-3 Class M1, 3.6169% 8/25/35 (g)	839,448	661,424
Series 2005-5 Class 2A2, 3.4569% 11/25/35 (g)	350,525	312,022
Series 2006-1 Class 2A3, 3.4319% 4/25/36 (g)	3,204,000	1,827,482
Household Home Equity Loan Trust Series 2004-1 Class M, 2.9906% 9/20/33 (g)	187,299	143,508
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 2.6275% 6/15/12 (g)	1,462,000	1,384,128
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 2.9306% 1/20/35 (g)	1,002,425	792,367
Class M2, 2.9606% 1/20/35 (g)	751,896	575,202
Series 2005-3 Class A1, 2.7306% 1/20/35 (g)	278,118	224,190
Series 2006-2:
Class M1, 3.4575% 3/20/36 (g)	445,289	341,217
Class M2, 3.4775% 3/20/36 (g)	736,331	562,084
Series 2006-3 Class A1V, 3.2675% 3/20/36 (g)	735,029	711,141
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 3.3969% 1/25/37 (g)	805,000	446,775
Asset-Backed Securities - continued
	Principal Amount	Value
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	$ 13,430,000	$ 13,309,884
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 3.3369% 11/25/36 (g)	808,000	439,552
Class MV1, 3.4369% 11/25/36 (g)	656,000	137,235
Keycorp Student Loan Trust:
Series 1999-A Class A2, 3.1381% 12/27/09 (g)	745,821	738,193
Series 2006-A Class 2A1, 2.8381% 9/27/21 (g)	562,627	550,597
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 4.4369% 6/25/33 (g)	1,445,378	1,059,771
Series 2003-3 Class M1, 4.3319% 7/25/33 (g)	5,547,638	3,866,793
Series 2004-2:
Class M1, 3.7369% 6/25/34 (g)	404,000	319,044
Class M2, 4.2869% 6/25/34 (g)	309,000	254,073
Series 2006-1 Class 2A2, 3.3469% 2/25/36 (g)	104,052	102,849
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 3.4169% 5/25/47 (g)	927,000	561,708
MASTR Asset Backed Securities Trust Series 2006-AM3 Class M1, 3.4669% 10/25/36 (g)	292,000	57,831
MBNA Credit Card Master Note Trust Series 2005-C3 Class C, 2.7575% 3/15/11 (g)	2,095,000	2,092,708
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 4.0319% 7/25/34 (g)	15,958	4,751
Merna Reinsurance Ltd. Series 2007-1 Class B, 5.5119% 6/30/12 (b)(g)	7,800,000	7,458,360
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 3.3769% 2/25/37 (g)	1,196,855	813,862
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 3.9069% 7/25/34 (g)	416,291	366,682
Series 2003-OPT1 Class M1, 3.8569% 7/25/34 (g)	122,987	111,955
Series 2006-FM1 Class A2B, 3.3169% 4/25/37 (g)	1,691,000	1,544,624
Series 2006-HE3 Class A2, 3.2969% 6/25/37 (g)	674,780	654,432
Series 2006-OPT1 Class A1A, 3.4669% 6/25/35 (g)	1,103,339	931,977
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 4.8569% 12/27/32 (g)	623,871	505,148
Series 2003-NC7 Class M1, 4.2569% 6/25/33 (g)	362,593	258,004
Series 2003-NC8 Class M1, 4.2569% 9/25/33 (g)	281,344	231,387
Series 2004-HE6 Class A2, 3.5469% 8/25/34 (g)	37,283	25,261
Series 2004-NC2 Class M1, 4.0319% 12/25/33 (g)	1,976,806	1,483,533
Series 2005-HE1 Class M2, 3.6769% 12/25/34 (g)	317,000	220,661
Series 2005-HE2 Class M1, 3.6069% 1/25/35 (g)	287,000	207,330
Series 2005-NC1 Class M1, 3.6469% 1/25/35 (g)	260,000	187,402
Series 2007-HE2 Class A2A, 3.2469% 1/25/37 (g)	103,811	95,993
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2007-HE4 Class A2A, 3.3169% 2/25/37 (g)	$ 97,952	$ 90,912
Series 2007-NC3 Class A2A, 3.2669% 5/25/37 (g)	47,426	43,017
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.7069% 1/25/32 (g)	43,377	43,385
Series 2002-AM3 Class A3, 4.1869% 2/25/33 (g)	66,713	52,430
Series 2002-HE2 Class M1, 4.7069% 8/25/32 (g)	459,799	331,618
Series 2002-NC1 Class M1, 4.4069% 2/25/32 (b)(g)	377,672	303,377
Series 2002-NC3:
Class A3, 3.8869% 8/25/32 (g)	22,400	16,208
Class M1, 4.2869% 8/25/32 (g)	726,432	455,367
Series 2003-NC1 Class M1, 4.7819% 11/25/32 (g)	281,203	214,154
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 3.3069% 4/25/37 (g)	64,044	59,211
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	5,150,000	1,245,631
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	2,300,000	184,539
Series 2006-3 Class A1, 3.2369% 9/25/19 (g)	1,351,883	1,277,380
Series 2006-4 Class A1, 3.2369% 3/25/25 (g)	938,370	886,187
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 4.2869% 1/25/34 (g)	790,207	655,358
Series 2005-4 Class M2, 3.7169% 9/25/35 (g)	928,000	718,730
Series 2005-D Class M2, 3.6769% 2/25/36 (g)	193,000	73,630
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	237,925	226,546
Series 2006-HE2 Class A2, 3.3269% 3/25/36 (g)	709,000	693,269
Ocala Funding LLC:
Series 2005-1A Class A, 4.6875% 3/20/10 (b)(g)	347,000	208,200
Series 2006-1A Class A, 4.5875% 3/20/11 (b)(g)	765,000	508,725
Option One Mortgage Loan Trust Series 2004-3 Class M3, 3.8569% 11/25/34 (g)	223,000	155,595
Ownit Mortgage Loan Trust Series 2006-2 Class A2A, 3.2869% 1/25/37 (g)	9,006	8,954
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 3.8869% 9/25/34 (g)	181,000	140,935
Class M3, 4.4569% 9/25/34 (g)	346,000	166,600
Class M4, 4.6569% 9/25/34 (g)	444,000	94,700
Series 2004-WCW2 Class M3, 3.7569% 7/25/35 (g)	260,000	135,255
Series 2004-WHQ2 Class M1, 3.7969% 2/25/35 (g)	756,000	507,119
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2004-WWF1:
Class M2, 3.8869% 2/25/35 (g)	$ 1,045,000	$ 746,921
Class M3, 3.9469% 2/25/35 (g)	129,000	77,678
Series 2005-WCH1:
Class M2, 3.7269% 1/25/35 (g)	501,000	415,285
Class M3, 3.7669% 1/25/35 (g)	311,000	199,111
Class M4, 4.0369% 1/25/35 (g)	959,000	596,033
Series 2005-WHQ2 Class M7, 4.4569% 5/25/35 (g)	1,682,000	144,524
Providian Master Note Trust:
Series 2005-2 Class C2, 2.9875% 11/15/12 (b)(g)	2,027,000	1,824,300
Series 2006-C1A Class C1, 3.0375% 3/16/15 (b)(g)	2,361,000	1,345,770
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	590,286	491,044
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 3.2769% 2/25/37 (g)	1,517,653	1,482,320
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 4.0069% 4/25/33 (g)	3,323	2,608
Santander Drive Auto Receivables Trust Series 2007-1 Class A2, 5.2% 12/15/10	54,029	54,000
Saxon Asset Securities Trust Series 2004-1 Class M1, 4.0019% 3/25/35 (g)	3,624,000	2,906,232
Securitized Asset Backed Receivables LLC Trust Series 2007-BR1 Class A2A, 3.3169% 2/25/37 (g)	1,929,093	1,800,990
Sierra Receivables Funding Co. Series 2007-1A Class A2, 3.3375% 3/20/19 (b)(g)	821,132	681,540
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.7688% 6/15/33 (g)	827,000	661,600
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 2.6675% 8/15/11 (b)(g)	1,124,000	1,028,282
Class C, 2.8675% 8/15/11 (b)(g)	513,000	450,853
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 4.8069% 8/25/34 (g)	177,693	129,636
Series 2003-BC4 Class M1, 3.8069% 11/25/34 (g)	985,000	569,592
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 4.3569% 9/25/34 (g)	201,778	138,977
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 3.5669% 2/25/34 (g)	262,165	170,366
Series 2007-BC4 Class A3, 2.7219% 11/25/37 (g)	2,447,742	2,178,681
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 3.2969% 6/25/37 (g)	1,847,605	1,668,907
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 2.5875% 9/15/11 (g)	$ 3,418,000	$ 3,233,254
Class B, 2.7675% 9/15/11 (g)	2,556,000	2,399,445
Series 2007-AE1:
Class A, 2.5875% 1/15/12 (g)	636,000	590,143
Class B, 2.7875% 1/15/12 (g)	553,000	499,451
Class C, 3.0875% 1/15/12 (g)	687,000	595,804
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.9375% 3/15/11 (b)(g)	7,220,000	7,031,601
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 2.5875% 6/15/12 (g)	1,868,000	1,661,495
Class B, 2.7075% 6/15/12 (g)	4,350,000	3,650,322
Class C, 2.9875% 6/15/12 (g)	2,595,000	2,022,228
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.6369% 9/25/34 (g)	18,730	14,288
Series 2003-6HE Class A1, 3.6769% 11/25/33 (g)	23,702	18,921
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 2.8269% 5/16/11 (b)(g)	1,839,000	1,760,269
Series 2006-2:
Class B, 2.6375% 10/17/11 (g)	2,226,000	2,100,093
Class C, 2.8375% 10/17/11 (g)	2,091,000	1,915,553
Series 2007-1 Class C, 2.8669% 6/15/12 (g)	2,385,000	2,070,106
WaMu Master Note Trust:
Series 2006-A3A Class A3, 2.5175% 9/16/13 (b)(g)	3,571,000	3,191,203
Series 2006-C2A Class C2, 2.9875% 8/15/15 (b)(g)	4,550,000	2,366,000
Series 2006-C3A Class C3A, 2.8675% 10/15/13 (b)(g)	3,185,000	2,229,500
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	2,065,000	1,796,550
Series 2007-C1 Class C1, 2.8875% 5/15/14 (b)(g)	2,771,000	1,662,600
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	45,232	44,575
Whinstone Capital Management Ltd. Series 1A Class B3, 3.7% 10/25/44 (b)(g)	2,326,549	1,903,466
World Omni Auto Receivables Trust Series 2007-B Class A2B, 2.8075% 2/16/10 (g)	141,420	141,315
TOTAL ASSET-BACKED SECURITIES (Cost $244,136,316)		225,660,895
Collateralized Mortgage Obligations - 12.9%
	Principal Amount	Value
Private Sponsor - 4.8%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 3.1969% 2/17/52 (b)(g)	$ 435,000	$ 368,066
Series 2006-2A:
Class 2B, 2.9269% 2/17/52 (b)(g)	1,531,000	1,448,494
Class 2C, 3.1869% 2/17/52 (b)(g)	1,872,000	1,511,895
Class 2M, 3.0069% 2/17/52 (b)(g)	1,041,000	987,326
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 3.2181% 4/12/56 (b)(g)	1,074,000	811,127
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8767% 4/10/49 (g)	865,000	564,652
Class C, 5.8767% 4/10/49 (g)	2,315,000	1,429,513
Class D, 5.8767% 4/10/49 (g)	1,160,000	607,815
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3984% 11/25/33 (g)	2,023,758	1,875,311
Series 2003-K Class 1A1, 7.1072% 12/25/33 (g)	47,187	43,897
Series 2004-A:
Class 2A1, 3.547% 2/25/34 (g)	1,431,715	1,275,888
Class 2A2, 4.098% 2/25/34 (g)	6,161,202	5,663,065
Series 2004-B Class 1A1, 6.4245% 3/25/34 (g)	49,255	45,194
Series 2004-C Class 1A1, 5.9178% 4/25/34 (g)	103,572	94,779
Series 2004-D Class 2A1, 3.6137% 5/25/34 (g)	733,121	665,552
Series 2004-J Class 2A1, 4.7588% 11/25/34 (g)	2,566,851	2,366,108
Series 2005-E Class 2A7, 4.613% 6/25/35 (g)	3,890,000	2,955,036
Series 2005-H:
Class 1A1, 4.9558% 9/25/35 (g)	689,791	631,451
Class 2A2, 4.801% 9/25/35 (g)	898,052	801,371
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (g)(h)	35,215,784	3,028,557
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.4869% 1/25/35 (g)	4,297,251	2,313,278
Series 2005-2 Class 1A1, 3.4569% 3/25/35 (g)	400,235	246,224
Series 2005-5 Class 1A1, 3.4269% 7/25/35 (g)	514,035	301,130
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.4216% 2/25/37 (g)	1,126,759	1,053,520
Series 2007-A2 Class 2A1, 4.4226% 7/25/37 (g)	1,989,907	1,827,928
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.6069% 5/25/33 (g)	75,682	72,471
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.6069% 1/25/34 (g)	273,597	187,487
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater: - continued
Series 2004-2 Class 7A3, 3.6069% 2/25/35 (g)	$ 95,488	$ 71,662
Series 2004-4 Class 5A2, 3.6069% 3/25/35 (g)	23,587	15,899
Series 2005-1 Class 5A2, 3.5369% 5/25/35 (g)	1,009,871	724,383
Series 2005-10:
Class 5A1, 3.4669% 1/25/36 (g)	521,724	385,674
Class 5A2, 3.5269% 1/25/36 (g)	234,739	123,918
Series 2005-2:
Class 6A2, 3.4869% 6/25/35 (g)	87,471	48,603
Class 6M2, 3.6869% 6/25/35 (g)	959,000	379,933
Series 2005-3 Class 8A2, 3.4469% 7/25/35 (g)	392,559	249,260
Series 2005-4 Class 7A2, 3.4369% 8/25/35 (g)	128,878	81,285
Series 2005-8 Class 7A2, 3.4869% 11/25/35 (g)	305,664	206,179
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.9469% 4/25/34 (g)	360	232
Series 2004-AR4 Class 5A2, 3.9469% 5/25/34 (g)	15,578	12,642
Series 2004-AR5 Class 11A2, 3.9469% 6/25/34 (g)	28,723	22,162
Series 2004-AR6 Class 9A2, 3.9469% 10/25/34 (g)	106,128	75,924
Series 2004-AR7 Class 6A2, 3.5869% 8/25/34 (g)	38,791	30,660
Series 2004-AR8 Class 8A2, 3.5869% 9/25/34 (g)	24,661	19,431
Series 2007-AR7 Class 2A1, 4.5993% 11/25/34 (g)	2,385,285	2,123,517
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 3.3669% 3/25/37 (g)	2,233,000	1,105,473
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 3.12% 9/19/36 (g)	566,491	527,335
DT Auto Owner Trust sequential payer Series 2007-A Class A2, 5.53% 8/15/10 (b)	665,304	649,295
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 3.48% 12/25/34 (g)	37,902	31,208
Fosse Master Issuer PLC floater Series 2006-1A:
Class B1, 2.875% 10/18/54 (b)(g)	28,159	27,654
Class B2, 2.945% 10/18/54 (b)(g)	1,858,000	1,638,749
Class C2, 3.255% 10/18/54 (b)(g)	623,000	388,575
Class M1, 2.955% 10/18/54 (b)(g)	16,231	16,111
Class M2, 3.035% 10/18/54 (b)(g)	1,068,000	908,670
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 3.28% 11/20/56 (b)(g)	1,594,000	913,032
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 3.2619% 10/11/41 (b)(g)	2,024,000	1,657,780
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-1 Class A4, 3.3038% 12/20/54 (g)	$ 3,552,338	$ 3,386,305
Series 2006-1A:
Class A5, 2.88% 12/20/54 (b)(g)	576,587	555,430
Class C2, 3.41% 12/20/54 (b)(g)	7,007,000	4,911,189
Series 2006-2 Class C1, 3.2563% 12/20/54 (g)	11,874,000	6,369,213
Series 2006-3 Class C2, 3.2863% 12/20/54 (g)	730,000	403,551
Series 2006-4:
Class B1, 3.2938% 12/20/54 (g)	1,954,000	1,888,189
Class C1, 3.5838% 12/20/54 (g)	1,195,000	1,107,634
Class M1, 3.3738% 12/20/54 (g)	515,000	492,422
Series 2007-1:
Class 1C1, 3.5038% 12/20/54 (g)	1,207,000	1,140,615
Class 1M1, 3.3538% 12/20/54 (g)	785,000	765,375
Class 2C1, 3.6338% 12/20/54 (g)	2,126,000	1,428,072
Class 2M1, 3.4538% 12/20/54 (g)	4,428,000	3,528,070
Series 2007-2 Class 2C1, 3.2194% 12/17/54 (g)	1,397,000	946,774
Granite Mortgages PLC floater:
Series 2003-3:
Class 1B, 3.2363% 1/20/44 (g)	2,711,134	2,652,085
Class 1C, 4.2363% 1/20/44 (g)	296,008	287,610
Series 2004-3 Class 2A1, 3.3438% 9/20/44 (g)	437,825	417,532
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8359% 4/25/35 (g)	2,690,497	2,426,595
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 3.25% 5/19/35 (g)	288,500	185,997
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 3.3369% 4/25/37 (g)	1,342,250	1,186,004
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.6569% 10/25/34 (g)	109,921	79,653
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.9469% 3/25/35 (g)	180,978	128,059
Series 2005-1:
Class M4, 3.9569% 4/25/35 (g)	21,475	3,953
Class M5, 3.9769% 4/25/35 (g)	21,475	2,594
Class M6, 4.0269% 4/25/35 (g)	34,360	5,763
Series 2005-3 Class A1, 3.4469% 8/25/35 (g)	425,323	260,287
Series 2005-4 Class 1B1, 4.5069% 5/25/35 (g)	135,001	10,282
Series 2005-6 Class 1M3, 3.8169% 10/25/35 (g)	118,514	11,851
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.8188% 9/26/45 (b)(g)	353,998	190,688
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 3.4769% 3/25/35 (g)	$ 58,112	$ 40,097
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	473,551	431,819
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 2.6575% 6/15/22 (b)(g)	128,000	118,400
Class C, 2.6775% 6/15/22 (b)(g)	828,000	754,765
Class D, 2.6875% 6/15/22 (b)(g)	318,000	287,934
Class E, 2.6975% 6/15/22 (b)(g)	509,000	440,957
Class F, 2.7275% 6/15/22 (b)(g)	919,000	790,340
Class G, 2.7975% 6/15/22 (b)(g)	191,000	157,641
Class H, 2.8175% 6/15/22 (b)(g)	382,000	308,302
Class J, 2.8575% 6/15/22 (b)(g)	446,000	354,228
Class TM, 2.9875% 6/15/22 (b)(g)	4,158,453	3,617,854
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 3.5969% 3/25/28 (g)	1,262,563	1,100,784
Series 2003-B Class A1, 3.5469% 4/25/28 (g)	162,032	138,896
Series 2003-D Class A, 3.5169% 8/25/28 (g)	135,309	120,330
Series 2003-E Class A2, 3.4325% 10/25/28 (g)	224,187	195,758
Series 2003-F Class A2, 2.8375% 10/25/28 (g)	193,545	169,466
Series 2004-A Class A2, 2.7475% 4/25/29 (g)	207,542	180,322
Series 2004-B Class A2, 3.0788% 6/25/29 (g)	174,109	153,068
Series 2004-C Class A2, 3.1088% 7/25/29 (g)	183,551	157,107
Series 2004-D Class A2, 3.4625% 9/25/29 (g)	160,545	140,516
Series 2004-E:
Class A2B, 2.8575% 11/25/29 (g)	1,201,244	1,077,081
Class A2D, 3.0475% 11/25/29 (g)	53,762	48,633
Series 2004-G Class A2, 3.48% 11/25/29 (g)	719,931	617,520
Series 2005-A Class A2, 3.3525% 2/25/30 (g)	173,917	151,391
Series 2005-B Class A2, 3.0388% 7/25/30 (g)	1,098,580	956,827
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	8,450,000	7,699,726
MortgageIT Trust floater:
Series 2004-2:
Class A1, 3.5769% 12/25/34 (g)	197,881	162,567
Class A2, 3.6569% 12/25/34 (g)	267,610	213,001
Series 2005-2 Class 1A1, 3.4669% 5/25/35 (g)	220,850	182,721
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.4969% 7/25/35 (g)	5,407,374	3,134,556
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 3.5069% 3/25/37 (g)	1,589,000	333,293
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 8 PLC floater Class 3C, 3.3369% 6/10/42 (g)	$ 1,334,000	$ 975,295
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 3.1906% 7/17/42 (g)	1,678,000	1,380,396
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6707% 10/25/35 (g)	3,493,746	3,231,590
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 4.8381% 7/10/35 (b)(g)	931,064	757,922
Series 2003-CB1:
Class B3, 3.9381% 6/10/35 (b)(g)	1,941,761	1,498,069
Class B4, 4.1381% 6/10/35 (b)(g)	1,086,730	813,200
Class B5, 4.7381% 6/10/35 (b)(g)	738,156	545,571
Class B6, 5.2381% 6/10/35 (b)(g)	444,261	317,957
Series 2004-A:
Class B4, 3.6881% 2/10/36 (b)(g)	525,618	363,585
Class B5, 4.1881% 2/10/36 (b)(g)	350,412	240,481
Series 2004-B:
Class B4, 3.5881% 2/10/36 (b)(g)	228,242	142,149
Class B5, 4.0381% 2/10/36 (b)(g)	167,006	96,346
Series 2004-C:
Class B4, 3.4381% 9/10/36 (b)(g)	293,019	225,800
Class B5, 3.8381% 9/10/36 (b)(g)	328,707	215,336
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 3.3069% 9/25/46 (g)	8,641,235	7,031,437
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	1,191,401	990,803
Series 2005-AR5 Class 1A1, 5.3797% 9/19/35 (g)	199,523	182,098
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 3.6569% 6/25/33 (b)(g)	210,267	165,027
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 3.3069% 2/25/36 (b)(g)	126,304	122,061
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	714,407	608,027
Series 2006-C2 Class H, 6.308% 7/18/33 (b)	4,630,000	3,616,454
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.4663% 9/20/33 (g)	309,519	244,642
Series 2004-1 Class A, 3.3844% 2/20/34 (g)	109,161	85,979
Series 2004-10 Class A4, 3.2219% 11/20/34 (g)	155,807	126,268
Series 2004-12 Class 1A2, 3.4838% 1/20/35 (g)	2,205,800	1,724,706
Series 2004-3 Class A, 2.6325% 5/20/34 (g)	153,644	114,001
Series 2004-4 Class A, 3.1419% 5/20/34 (g)	1,574,164	1,268,283
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-5 Class A3, 3.1663% 6/20/34 (g)	$ 217,661	$ 171,690
Series 2004-6:
Class A3A, 3.4913% 6/20/35 (g)	167,059	132,223
Class A3B, 3.6338% 7/20/34 (g)	31,945	24,882
Series 2004-7:
Class A3A, 3.4094% 8/20/34 (g)	168,132	131,814
Class A3B, 3.6344% 7/20/34 (g)	20,736	17,129
Series 2004-8 Class A2, 3.5063% 9/20/34 (g)	435,686	341,171
Series 2005-1 Class A2, 3.3344% 2/20/35 (g)	292,144	228,068
Series 2005-2 Class A2, 3.2194% 3/20/35 (g)	379,655	277,067
Series 2005-3 Class A1, 3.3875% 5/20/35 (g)	175,681	133,335
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 3.6069% 9/25/33 (b)(g)	65,463	59,428
Series 2005-AR1 Class B1, 5.2069% 9/25/35 (b)(g)	5,503,000	73,575
Series 2007-GEL1 Class A2, 3.3969% 1/25/37 (b)(g)	851,000	454,860
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 2.6719% 9/25/36 (g)	2,128,000	1,170,400
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 3.2869% 9/25/46 (g)	160,376	156,066
Series 2006-AR7 Class C1B1, 3.2669% 7/25/46 (g)	91,119	88,157
sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	685,015	641,987
Series 2004-AR7 Class A6, 3.9405% 7/25/34 (g)	1,270,000	1,240,112
Series 2005-AR14 Class 1A1, 5.0505% 12/25/35 (g)	8,085,120	7,746,259
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.0025% 12/25/34 (g)	6,558,060	5,760,584
Series 2004-V Class 1A2, 3.8605% 10/25/34 (g)	2,721,960	2,439,792
Series 2005-AR10 Class 2A2, 4.1215% 6/25/35 (g)	4,866,557	4,257,576
Series 2005-AR12:
Class 2A5, 4.3212% 7/25/35 (g)	2,825,000	2,256,441
Class 2A6, 4.3212% 7/25/35 (g)	3,209,969	2,849,249
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	9,054,637	8,141,515
Series 2005-AR3 Class 2A1, 4.2696% 3/25/35 (g)	1,143,551	1,012,499
Series 2006-AR8 Class 3A1, 5.2376% 4/25/36 (g)	22,769,151	20,773,868
TOTAL PRIVATE SPONSOR		192,283,303
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 8.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	$ 9,250,722	$ 9,410,794
Series 1999-57 Class PH, 6.5% 12/25/29	6,721,564	6,845,448
Series 2006-45 Class OP, 0% 6/25/36 (i)	3,343,753	2,510,233
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 3.4569% 10/25/35 (g)	10,920,982	10,596,767
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	84,827	85,508
Series 2005-1 Class GC, 5% 2/25/28	20,000,000	20,089,124
Series 2005-49 Class TH, 5.5% 6/25/25	14,000,000	13,500,638
Series 2006-57 Class PC, 5.5% 10/25/32	15,000,000	14,873,912
sequential payer:
Series 2003-112 Class AN, 4% 11/25/18	5,525,000	5,144,776
Series 2004-3 Class BA, 4% 7/25/17	304,420	302,211
Series 2004-70 Class GB, 4.5% 1/25/32	16,700,000	15,749,987
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2006-15 Class OP, 0% 3/25/36 (i)	3,501,667	2,519,807
Series 2665 Class PB, 3.5% 6/15/23	192,207	191,535
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,299,732
Series 2728 Class PG, 5% 8/15/32	5,000,000	4,795,237
Series 2731 Class PU, 4.5% 5/15/26	5,115,000	5,147,902
Series 2773:
Class ED, 4.5% 8/15/17 (e)	16,863,000	16,521,339
Class EG, 4.5% 4/15/19	13,500,000	12,733,087
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,284,150
Series 2852 Class TJ, 5% 8/15/30	3,000,000	2,995,513
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,741,069
Series 2881 Class TC, 5% 6/15/28	14,582,000	14,651,039
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,408,491
Series 2966 Class ND, 5% 4/15/33	23,353,000	22,217,911
Series 3018 Class UD, 5.5% 9/15/30	4,695,000	4,753,426
Series 3033 Class UD, 5.5% 10/15/30	3,180,000	3,219,113
Series 3075 Class PB, 5.5% 7/15/30	10,044,588	10,177,000
Series 3078 Class PB, 5.5% 7/15/29	17,185,000	17,402,230
Series 3079 Class MB, 5% 10/15/28	9,682,692	9,745,732
Series 3082 Class PG, 5% 10/15/29	15,809,403	15,816,030
Series 3118 Class QB, 5% 2/15/29	10,601,669	10,645,071
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2672 Class NF, 4% 12/15/16	$ 1,291,418	$ 1,285,512
Series 2750 Class ZT, 5% 2/15/34	4,600,448	4,028,659
Series 2964 Class AL, 4.5% 4/15/25	6,426,285	5,697,491
Series 2729 Class CN, 4% 12/15/20	11,406,188	11,312,949
Series 2823 Class EL, 4.5% 5/15/18	34,323,000	33,378,838
TOTAL U.S. GOVERNMENT AGENCY		327,078,261
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $548,082,381)		519,361,564
Commercial Mortgage Securities - 9.7%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5605% 2/14/43 (g)(h)	25,903,330	1,044,964
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-5:
Class A1, 5.185% 7/10/11	2,292,238	2,255,342
Class A2, 5.317% 10/10/11	4,855,000	4,626,397
Class A3, 5.39% 2/10/14	3,670,000	3,327,316
Series 2006-5 Class XP, 0.832% 9/10/47 (h)	82,125,129	1,824,426
Series 2007-3 Class A3, 5.8376% 6/10/49 (g)	8,000,000	7,176,627
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A3, 4.05% 11/10/38	1,000,000	966,351
Series 2005-1 Class A3, 4.877% 11/10/42	6,150,139	6,046,091
Series 2005-3 Series A3B, 5.09% 7/10/43 (g)	10,415,000	9,859,095
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 2.9575% 3/15/22 (b)(g)	400,000	346,200
Class G, 3.0175% 3/15/22 (b)(g)	259,000	219,088
Series 2006-BIX1:
Class F, 2.7975% 10/15/19 (b)(g)	1,030,000	898,675
Class G, 2.8175% 10/15/19 (b)(g)	702,000	614,250
Bayview Commercial Asset Trust floater:
Series 2003-2:
Class A, 3.7869% 12/25/33 (b)(g)	437,773	365,540
Class M1, 4.0569% 12/25/33 (b)(g)	71,370	54,242
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-1:
Class A, 3.5669% 4/25/34 (b)(g)	$ 937,268	$ 813,080
Class B, 5.1069% 4/25/34 (b)(g)	104,240	54,726
Class M1, 3.7669% 4/25/34 (b)(g)	84,583	63,649
Class M2, 4.4069% 4/25/34 (b)(g)	75,946	50,694
Series 2004-2:
Class A, 3.6369% 8/25/34 (b)(g)	2,376,472	2,067,531
Class M1, 3.7869% 8/25/34 (b)(g)	164,102	126,563
Series 2004-3:
Class A1, 3.5769% 1/25/35 (b)(g)	1,439,188	1,259,290
Class A2, 3.6269% 1/25/35 (b)(g)	459,192	388,017
Class M1, 3.7069% 1/25/35 (b)(g)	527,780	407,710
Class M2, 4.2069% 1/25/35 (b)(g)	335,578	227,354
Series 2005-2A:
Class A1, 3.5169% 8/25/35 (b)(g)	1,053,735	816,750
Class M1, 3.6369% 8/25/35 (b)(g)	77,972	51,407
Class M2, 3.6869% 8/25/35 (b)(g)	129,211	90,422
Class M3, 3.7069% 8/25/35 (b)(g)	71,289	45,974
Class M4, 3.8169% 8/25/35 (b)(g)	65,719	39,583
Series 2005-3A:
Class A1, 3.5269% 11/25/35 (b)(g)	570,115	435,397
Class A2, 3.6069% 11/25/35 (b)(g)	369,918	295,009
Class M2, 3.6969% 11/25/35 (b)(g)	80,677	50,980
Class M3, 3.7169% 11/25/35 (b)(g)	72,310	43,646
Class M4, 3.8069% 11/25/35 (b)(g)	90,238	53,620
Series 2005-4A:
Class A2, 3.5969% 1/25/36 (b)(g)	1,354,457	1,073,407
Class B1, 4.6069% 1/25/36 (b)(g)	110,285	52,110
Class M1, 3.6569% 1/25/36 (b)(g)	437,177	306,024
Class M2, 3.6769% 1/25/36 (b)(g)	130,757	86,626
Class M3, 3.7069% 1/25/36 (b)(g)	191,513	121,132
Class M4, 3.8169% 1/25/36 (b)(g)	99,719	59,582
Class M5, 3.8569% 1/25/36 (b)(g)	99,719	57,089
Class M6, 3.9069% 1/25/36 (b)(g)	106,323	56,617
Series 2006-1:
Class A2, 3.5669% 4/25/36 (b)(g)	211,471	158,561
Class M6, 3.8469% 4/25/36 (b)(g)	71,181	40,573
Series 2006-2A:
Class A1, 3.4369% 7/25/36 (b)(g)	2,043,903	1,543,964
Class A2, 3.4869% 7/25/36 (b)(g)	184,187	139,116
Class B3, 5.9069% 7/25/36 (b)(g)	98,519	47,259
Class M1, 3.5169% 7/25/36 (b)(g)	193,468	121,943
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Class M2, 3.5369% 7/25/36 (b)(g)	$ 136,355	$ 83,368
Class M3, 3.5569% 7/25/36 (b)(g)	107,085	63,448
Class M4, 3.6269% 7/25/36 (b)(g)	72,104	42,030
Class M5, 3.6769% 7/25/36 (b)(g)	88,524	49,936
Class M6, 3.7469% 7/25/36 (b)(g)	140,639	75,396
Series 2006-3A:
Class B1, 4.0069% 10/25/36 (b)(g)	112,625	58,565
Class B3, 5.8069% 10/25/36 (b)(g)	132,071	63,394
Class M4, 3.6369% 10/25/36 (b)(g)	124,779	81,106
Class M5, 3.6869% 10/25/36 (b)(g)	157,999	82,160
Class M6, 3.7669% 10/25/36 (b)(g)	308,707	149,337
Series 2006-4A:
Class A1, 3.4369% 12/25/36 (b)(g)	1,139,683	918,926
Class A2, 3.4769% 12/25/36 (b)(g)	2,541,940	1,874,426
Class B1, 3.9069% 12/25/36 (b)(g)	83,800	41,154
Class B3, 5.6569% 12/25/36 (b)(g)	145,254	69,518
Class M1, 3.4969% 12/25/36 (b)(g)	183,562	119,976
Class M2, 3.5169% 12/25/36 (b)(g)	116,522	72,454
Class M3, 3.5469% 12/25/36 (b)(g)	118,118	70,103
Class M4, 3.6069% 12/25/36 (b)(g)	141,263	82,498
Class M5, 3.6469% 12/25/36 (b)(g)	130,090	72,330
Class M6, 3.7269% 12/25/36 (b)(g)	116,519	66,276
Series 2007-1:
Class A2, 3.4769% 3/25/37 (b)(g)	479,726	378,984
Class B1, 3.8769% 3/25/37 (b)(g)	148,249	68,194
Class B2, 4.3569% 3/25/37 (b)(g)	107,439	48,885
Class B3, 6.5569% 3/25/37 (b)(g)	305,659	137,547
Class M1, 3.4769% 3/25/37 (b)(g)	129,093	94,238
Class M2, 3.4969% 3/25/37 (b)(g)	96,612	67,628
Class M3, 3.5269% 3/27/37 (b)(g)	85,784	57,047
Class M5, 3.6269% 3/25/37 (b)(g)	107,439	58,017
Class M6, 3.7069% 3/25/37 (b)(g)	150,747	74,620
Series 2007-2A:
Class A1, 3.4769% 7/25/37 (b)(g)	1,695,279	1,407,082
Class A2, 3.5269% 7/25/37 (b)(g)	1,588,075	1,254,579
Class B1, 4.8069% 7/25/37 (b)(g)	470,608	216,480
Class B2, 5.4569% 7/25/37 (b)(g)	409,738	178,236
Class B3, 6.5569% 7/25/37 (b)(g)	457,889	194,603
Class M1, 3.5769% 7/25/37 (b)(g)	531,478	361,405
Class M2, 3.6169% 7/25/37 (b)(g)	204,415	132,870
Class M3, 3.6969% 7/25/37 (b)(g)	204,415	126,737
Class M4, 3.8569% 7/25/37 (b)(g)	585,080	330,570
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Class M5, 3.9569% 7/25/37 (b)(g)	$ 517,851	$ 277,050
Class M6, 4.2069% 7/25/37 (b)(g)	652,310	329,417
Series 2007-3:
Class A2, 3.4969% 7/25/37 (b)(g)	709,303	539,354
Class B1, 4.1569% 7/25/37 (b)(g)	422,838	207,317
Class B2, 4.8069% 7/25/37 (b)(g)	1,101,477	594,797
Class B3, 7.2069% 7/25/37 (b)(g)	564,053	269,843
Class M1, 3.5169% 7/25/37 (b)(g)	371,194	220,823
Class M2, 3.5469% 7/25/37 (b)(g)	393,788	226,704
Class M3, 3.5769% 7/25/37 (b)(g)	644,747	349,775
Class M4, 3.7069% 7/25/37 (b)(g)	1,011,099	596,447
Class M5, 3.8069% 7/25/37 (b)(g)	507,567	268,046
Class M6, 4.0069% 7/25/37 (b)(g)	383,298	195,137
Series 2007-4A:
Class B1, 5.7569% 9/25/37 (b)(g)	144,833	65,175
Class B2, 6.6569% 9/25/37 (b)(g)	547,560	240,927
Class M1, 4.1569% 9/25/37 (b)(g)	139,226	95,370
Class M2, 4.2569% 9/25/37 (b)(g)	139,226	88,409
Class M4, 4.8069% 9/25/37 (b)(g)	368,155	213,530
Class M5, 4.9569% 9/25/37 (b)(g)	368,155	198,804
Class M6, 5.1569% 9/25/37 (b)(g)	369,089	190,081
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 2.9275% 3/15/19 (b)(g)	524,000	427,060
Class H, 3.1375% 3/15/19 (b)(g)	352,000	260,480
Class J, 3.3375% 3/15/19 (b)(g)	265,000	190,800
Series 2007-BBA8:
Class D, 2.7375% 3/15/22 (b)(g)	271,000	227,640
Class E, 2.7875% 3/15/22 (b)(g)	1,409,000	1,169,470
Class F, 2.8375% 5/15/22 (b)(g)	864,000	699,840
Class G, 2.8875% 3/15/22 (b)(g)	222,000	177,600
Class H, 3.0375% 3/15/22 (b)(g)	271,000	203,250
Class J, 3.1875% 3/15/22 (b)(g)	271,000	197,830
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	8,015,214	7,838,909
Series 2006-T24 Class A1, 4.905% 10/12/41 (g)	6,072,881	5,940,147
Series 2007-PW16 Class AM, 5.7129% 6/11/40	460,000	357,609
Series 2004-ESA:
Class C, 4.937% 5/14/16 (b)	2,395,000	2,401,124
Class D, 4.986% 5/14/16 (b)	875,000	877,500
Class E, 5.064% 5/14/16 (b)	2,705,000	2,714,021
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Class F, 5.182% 5/14/16 (b)	$ 650,000	$ 652,637
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	5,104,564
Series 2007-T28 Class A1, 5.422% 9/11/42	2,756,772	2,680,565
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,724,001
Class F, 7.734% 1/15/32	920,000	934,156
Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(g)	2,080,000	2,081,676
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 2.8175% 11/15/36 (b)(g)	289,000	242,760
Class H, 2.8575% 11/15/36 (b)(g)	231,000	191,730
Series 2007-FL3A Class A2, 2.6275% 4/15/22 (b)(g)	3,890,000	3,501,000
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 2.7975% 4/15/17 (b)(g)	618,000	583,640
Class E, 2.8575% 4/15/17 (b)(g)	197,000	182,767
Class F, 2.8975% 4/15/17 (b)(g)	112,000	103,198
Class G, 3.0375% 4/15/17 (b)(g)	112,000	103,031
Class H, 3.1075% 4/15/17 (b)(g)	112,000	102,546
Class J, 3.3375% 4/15/17 (b)(g)	86,000	77,363
Series 2005-FL11:
Class F, 2.9375% 11/15/17 (b)(g)	252,438	232,781
Class G, 2.9875% 11/15/17 (b)(g)	175,247	155,210
Series 2007-FL14:
Class F, 2.9875% 6/15/22 (b)(g)	1,294,336	988,368
Class G, 3.0375% 6/15/22 (b)(g)	190,705	143,940
Class H, 3.1875% 6/15/22 (b)(g)	190,705	129,746
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	20,000,000	19,674,452
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2003-C4 Class A3, 4.7% 8/15/36 (g)	306,339	297,108
Series 1997-C2 Class D, 7.27% 1/17/35	4,612,716	4,612,938
Series 1998-C1 Class D, 7.17% 5/17/40	5,830,000	5,920,766
Series 1999-C1 Class E, 8.2345% 9/15/41 (g)	5,030,000	5,009,234
Series 2003-C3 Class ASP, 1.8783% 5/15/38 (b)(g)(h)	44,047,991	1,097,447
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2004-C1 Class ASP, 0.9449% 1/15/37 (b)(g)(h)	$ 28,703,036	$ 584,213
Series 2006-OMA:
Class H, 5.9985% 5/15/23 (g)	950,000	654,326
Class J, 5.9985% 5/15/23 (b)(g)	1,605,000	975,671
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 2.6375% 2/15/22 (b)(g)	4,655,000	3,863,650
Series 2007-TFL1:
Class C:
2.6575% 2/15/22 (b)(g)	1,212,000	981,720
2.7575% 2/15/22 (b)(g)	433,000	337,740
Class F, 2.8075% 2/15/22 (b)(g)	866,000	649,500
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class H, 3.2175% 4/15/21 (b)(g)	284,000	221,520
Class J, 3.2875% 4/15/21 (b)(g)	189,000	145,530
Class K, 3.6875% 4/15/21 (b)(g)	945,000	708,750
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (b)	1,865,000	1,761,796
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	6,704,576
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	6,160,000	5,202,037
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer:
Series 2002-26 Class C, 6.0075% 2/16/24 (g)	1,351,411	1,365,404
Series 2002-35 Class C, 5.8723% 10/16/23 (g)	104,898	105,808
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	4,127,039	4,108,004
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2005-C1 Class A2, 4.471% 5/10/43 (g)	3,647,227	3,577,041
Series 2004-C3 Class X2, 0.8299% 12/10/41 (g)(h)	5,199,133	72,286
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 2.6775% 11/5/21 (b)(g)	4,685,000	3,870,981
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	2,995,000	2,945,560
Series 2003-C1 Class XP, 2.2804% 7/5/35 (b)(g)(h)	22,114,718	647,041
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7 Class A3, 6.1101% 7/10/38	$ 6,310,000	$ 5,989,353
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 2.7269% 6/6/20 (b)(g)	545,000	495,950
Class D, 2.7669% 6/6/20 (b)(g)	1,495,000	1,270,750
Class E, 2.8569% 6/6/20 (b)(g)	2,978,000	2,501,520
Class F, 2.9269% 6/6/20 (b)(g)	543,000	450,690
Series 2007-EOP:
Class D, 2.8569% 3/1/20 (b)(g)	4,485,000	4,058,925
Class H, 3.1369% 3/1/20 (b)(g)	480,000	432,000
Class J, 3.3369% 3/1/20 (b)(g)	690,000	621,000
sequential payer Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	5,835,000	6,104,093
Series 2006-GG6 Class A2, 5.506% 4/10/38 (g)	10,200,000	9,918,794
GS Mortgage Securities Trust:
sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	3,423,870	3,249,393
Series 2006-GG8 Class B, 5.662% 11/10/39	9,875,000	7,104,075
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (b)	3,200,000	3,390,613
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 2.7175% 11/15/18 (b)(g)	141,563	106,880
Class E, 2.7675% 11/15/18 (b)(g)	212,999	158,684
Class F, 2.8175% 11/15/18 (b)(g)	319,827	235,073
Class G, 2.8475% 11/15/18 (b)(g)	277,882	201,465
Class H, 2.9875% 11/15/18 (b)(g)	212,999	152,295
sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	3,740,000	3,644,354
Series 2006-CB14 Class A3B, 5.6702% 12/12/44 (g)	2,375,000	2,163,180
Series 2006-CB17 Class A4, 5.429% 12/12/43	7,221,000	6,272,046
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	9,307,000	8,215,961
Series 2007-LDPX Class A3, 5.412% 1/15/49	7,221,000	6,000,094
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1355% 7/15/44 (g)	3,650,000	3,174,759
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	3,856,367
Series 2007-C3:
Class F, 6.1355% 7/15/44 (g)	3,100,000	1,414,911
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB Commercial Conduit Mortgage Trust: - continued
Class G, 6.1355% 7/15/44 (b)(g)	$ 5,475,000	$ 2,255,191
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C3 Class A1, 6.058% 6/15/20	2,383,473	2,382,834
Series 2003-C5 Class A2, 3.478% 7/15/27	16,271	16,141
Series 2005-C3 Class A2, 4.553% 7/15/30	3,240,000	3,168,643
Series 2006-C7 Class A1, 5.279% 11/15/38	1,263,576	1,245,061
Series 2006-C3 Class A3 5.689% 3/15/32	10,500,000	9,911,185
Series 2007-C2 Class AM, 5.493% 2/15/40 (g)	7,221,000	5,508,382
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	5,900,000	4,852,067
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 2.8275% 9/15/21 (b)(g)	743,007	572,115
Class G, 2.8475% 9/15/21 (b)(g)	1,468,167	1,115,807
Class H, 2.8875% 9/15/21 (b)(g)	378,549	283,911
Merrill Lynch Mortgage Trust sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	2,110,000	2,063,622
Series 2005-MCP1 Class A2, 4.556% 6/12/43	3,865,000	3,757,558
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2006-1 CLass A3, 5.671% 2/12/39	3,475,000	3,269,997
Series 2007-7 Class B, 5.75% 6/25/50	1,365,000	758,552
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 2.688% 7/17/17 (b)(g)	1,871,420	1,347,423
Series 2007-XLCA Class B, 2.9875% 7/17/17 (b)(g)	1,060,471	689,306
Series 2007-XLFA:
Class D, 2.678% 10/15/20 (b)(g)	434,000	327,154
Class E, 2.738% 10/15/20 (b)(g)	542,000	381,866
Class F, 2.788% 10/15/20 (b)(g)	326,000	228,200
Class G, 2.828% 10/15/20 (b)(g)	402,000	261,300
Class H, 2.918% 10/15/20 (b)(g)	253,000	139,150
Class J, 3.068% 10/15/20 (b)(g)	289,000	144,500
Class MHRO, 3.178% 10/15/20 (b)(g)	110,453	49,704
Class NHRO, 3.378% 10/15/20 (b)(g)	171,613	68,645
sequential payer:
Series 2006-T23 Class A1, 5.682% 8/12/41	1,956,849	1,939,965
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (g)	8,435,000	7,538,839
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	$ 6,252,518	$ 5,976,045
Class AM, 5.8767% 4/15/49 (g)	7,221,000	5,606,797
Series 1999-RM1 Class E, 7.2347% 12/15/31 (g)	824,000	822,651
Series 2006-HQ8 Class A3, 5.6126% 3/12/16 (g)	5,075,000	4,872,331
Series 2006-T23 Class A3, 5.9811% 8/12/41 (g)	2,485,000	2,353,221
Series 2007-IQ14 Class B, 5.914% 4/15/49	3,845,000	2,694,115
Series 2007-XLC1:
Class C, 3.0875% 7/17/17 (b)(g)	1,447,688	897,567
Class D, 3.1875% 7/17/17 (b)(g)	680,862	388,091
Class E, 3.2875% 7/17/17 (b)(g)	553,819	304,600
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.5207% 3/12/35 (b)(g)(h)	27,766,296	791,489
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	4,995,452	5,019,481
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.6563% 3/24/18 (b)(g)	171,146	155,743
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (b)	4,300,000	4,355,237
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 3.6875% 1/15/18 (b)(g)	829,000	779,260
Series 2006-WL7A:
Class E, 2.7675% 9/15/21 (b)(g)	906,000	733,860
Class F, 2.8275% 8/11/18 (b)(g)	1,220,000	951,600
Class G, 2.8475% 8/11/18 (b)(g)	1,156,000	843,880
Class J, 3.0875% 8/11/18 (b)(g)	257,000	167,050
Class X1A, 0.0242% 9/15/21 (b)(g)(h)	1,840,160	190
Series 2007-WHL8:
Class AP1, 3.1875% 6/15/20 (b)(g)	61,820	44,510
Class AP2, 3.2875% 6/15/20 (b)(g)	106,866	74,807
Class F, 2.9675% 6/15/20 (b)(g)	1,931,000	1,255,150
Class LXR2, 3.2875% 6/15/20 (b)(g)	1,315,775	921,042
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	7,500,000	6,754,253
Series 2007-C31 Class A1, 5.14% 4/15/47	1,895,726	1,826,809
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	3,652,170
Series 2006-C25 Class AM, 5.9265% 5/15/43 (g)	14,540,000	12,024,579
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31:
Class AM, 5.591% 4/15/47	$ 7,221,000	$ 5,535,500
Class C, 5.8837% 4/15/47 (g)	4,335,000	2,514,629
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $436,787,761)		392,832,196
Municipal Securities - 0.5%

California Gen. Oblig.:
5.25% 3/1/38	8,000,000	7,565,120
5.25% 8/1/38	4,105,000	3,880,498
Connecticut Gen. Oblig. Series 2007 B, 5% 5/1/15	2,125,000	2,264,485
Minnesota Gen. Oblig. 5% 6/1/15	2,125,000	2,281,485
Montgomery County Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A, 5% 5/1/13	1,700,000	1,816,603
North Carolina Gen. Oblig. Series A, 5.5% 3/1/13	3,200,000	3,489,440
TOTAL MUNICIPAL SECURITIES (Cost $22,275,076)		21,297,631
Foreign Government and Government Agency Obligations - 0.3%

Israeli State:
4.625% 6/15/13	2,840,000	2,859,965
5.5% 11/9/16	9,750,000	10,054,541
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,505,584)		12,914,506
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (g) (Cost $7,065,000)	7,065,000	5,428,484
Cash Equivalents - 8.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
2.19%, dated 9/30/08 due 10/1/08 (Collateralized by U.S. Government Obligations) #	$ 227,839,873	$ 227,826,000
2.25%, dated 9/30/08 due 10/1/08 (Collateralized by U.S. Government Obligations) # (a)	102,006,375	102,000,000
TOTAL CASH EQUIVALENTS (Cost $329,826,000)		329,826,000
TOTAL INVESTMENT PORTFOLIO - 125.6% (Cost $5,343,501,791)		5,073,227,353
NET OTHER ASSETS - (25.6)%		(1,033,795,594)
NET ASSETS - 100%		$ 4,039,431,759
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon credit event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5, Class B3, 7.32% 8/25/37	Sept. 2037	$ 2,800,000	(2,607,188)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	334,815	(271,145)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	352,686	(263,693)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.3950% 11/25/34

	Dec. 2034	$ 460,956	$ (414,235)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.3950% 8/25/34	Sept. 2034	299,894	(276,740)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	441,174	(372,472)
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	3,465,000	56,681
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	6,400,000	161,328
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	1,700,000	11,647
Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	3,870,000	430,925
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	4,280,000	68,873
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	$ 2,769,000	$ 22,032
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,769,000	22,032
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	2,443,000	63,070
Receive from Goldman Sachs upon credit event of Dow Chemical Co., par value of the notional amount of Dow Chemical Co. 6% 10/1/12, and pay quarterly notional amount multiplied by .55%	Sept. 2017	6,300,000	188,877
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	1,174,791	(994,429)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)	Sept. 2037	15,000,000	(13,500,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)	Sept. 2037	4,200,000	(3,780,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)	Sept. 2037	12,000,000	(10,800,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (f)

	Sept. 2037	$ 13,600,000	$ (12,240,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)	Sept. 2037	2,500,000	(2,250,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)	Sept. 2037	4,600,000	(4,140,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)	Sept. 2037	7,600,000	(6,839,998)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Oct. 2034	5,700,000	(3,939,091)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,000,000	(1,809,278)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	264,332	(112,374)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35

	June 2035	$ 2,000,000	$ (1,808,324)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	1,026,000	(429,186)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	830,274	(191,206)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon credit event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	6,700,000	(6,453,303)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	940,000	(855,125)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	481,000	(437,283)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JPMorgan Mortgage Acquisition Corp., par value of the notional amount of JPMorgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	3,600,000	(3,349,110)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 90,346	$ (80,596)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	92,407	(71,385)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	1,270	(1,165)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	3,525,000	(3,262,800)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	755,694	(674,459)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	1,351,079	(1,219,702)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon credit event of Morgan Stanley ABS Capital I, Inc. Trust, par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	6,700,000	(6,449,935)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35

	August 2035	$ 2,200,000	$ (1,793,953)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36	Sept. 2036	3,600,000	(3,494,611)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	1,026,000	(766,941)
Receive monthly notional amount multiplied by 5.12% and pay Bank of America upon credit event of Structured Asset Securities Corp., par value of the notional amount of Structured Asset Securities Corp. Series 2005-AR1 Class M8, 7.32% 9/25/35	Oct. 2036	3,000,000	(2,456,766)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	2,200,000	(1,999,791)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	2,200,000	(1,956,618)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10

	Sept. 2010	$ 3,700,000	$ (27,185)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12	March 2013	6,500,000	(245,723)
		$ 159,843,718	$ (101,610,345)
Legend
(a) Includes investment made with cash collateral received from securities on loan.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $369,493,260 or 9.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.

(e) Security or a portion of the security has been segregated as collateral for swap agreements. At the period end, the value of securities pledged amounted to $120,992,192 of which $14,034,716 is segregated at the custodian for terminated contracts with Lehman Brothers Special Financing, Inc.

(f) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$227,826,000 due 10/01/08 at 2.19%
Bank of America, NA	$ 156,296,272
Barclays Capital, Inc.	9,650,613
Societe Generale, New York Branch	21,313,128
UBS Securities LLC	40,565,987
$ 227,826,000
$102,000,000 due 10/01/08 at 2.25%
Barclays Capital, Inc.	$ 102,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 23,124,243
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 970,549,545	$ -	$ 868,172,698*	$ -	0.0%
* Includes the value of shares redeemed through in-kind contributions. See Note 2 of the Notes to Financial Statements.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.6%
United Kingdom	3.6%
Canada	1.7%
Others (individually less than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008

Assets
Investment in securities, at value (including repurchase agreements of $329,826,000) - See accompanying schedule: Unaffiliated issuers (cost $5,343,501,791)		$ 5,073,227,353
Commitment to sell securities on a delayed delivery basis	(154,928,468)
Receivable for securities sold on a delayed delivery basis	156,393,000	1,464,532
Receivable for investments sold, regular delivery		258,472,680
Cash		295,313
Receivable for swap agreements		136,537
Receivable for fund shares sold		2,778,232
Interest receivable		36,600,548
Other receivables		2,398
Unrealized appreciation on swap agreements		1,025,465
Total assets		5,374,003,058

Liabilities
Payable for investments purchased Regular delivery	$ 460,080
Delayed delivery	719,961,534
Payable for swap agreements	13,944,350
Payable for fund shares redeemed	395,352,043
Distributions payable	190,092
Unrealized depreciation on swap agreements	102,635,810
Other payables and accrued expenses	27,390
Collateral on securities loaned, at value	102,000,000
Total liabilities		1,334,571,299

Net Assets		$ 4,039,431,759
Net Assets consist of:
Paid in capital		$ 4,399,951,405
Net unrealized appreciation (depreciation) on investments		(360,519,646)
Net Assets, for 44,986,737 shares outstanding		$ 4,039,431,759
Net Asset Value, offering price and redemption price per share ($4,039,431,759 ÷ 44,986,737 shares)		$ 89.79

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2008

Investment Income
Dividends		$ 448,345
Interest		253,105,664
Income from Fidelity Central Funds		23,124,243
Total income		276,678,252

Expenses
Custodian fees and expenses	$ 127,890
Independent directors' compensation	20,746
Total expenses before reductions	148,636
Expense reductions	(47,850)	100,786
Net investment income		276,577,466
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,735,898
Fidelity Central Funds	(150,630,983)
Swap agreements	7,921,265
Total net realized gain (loss)		(121,973,820)
Change in net unrealized appreciation (depreciation) on: Investment securities	(198,420,492)
Swap agreements	(62,424,318)
Delayed delivery commitments	1,464,532
Total change in net unrealized appreciation (depreciation)		(259,380,278)
Net gain (loss)		(381,354,098)
Net increase (decrease) in net assets resulting from operations		$ (104,776,632)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 276,577,466	$ 292,877,505
Net realized gain (loss)	(121,973,820)	12,193,738
Change in net unrealized appreciation (depreciation)	(259,380,278)	(116,643,066)
Net increase (decrease) in net assets resulting from operations	(104,776,632)	188,428,177
Distributions to partners from net investment income	(256,660,318)	(277,392,708)
Affiliated share transactions Proceeds from sales of shares	34,630,577	513,896,203
Reinvestment of distributions	256,165,220	74,657,051
Cost of shares redeemed	(1,382,277,549)	(77,569,794)
Net increase (decrease) in net assets resulting from share transactions	(1,091,481,752)	510,983,460
Total increase (decrease) in net assets	(1,452,918,702)	422,018,929

Net Assets
Beginning of period	5,492,350,461	5,070,331,532
End of period	$ 4,039,431,759	$ 5,492,350,461
Other Information Shares
Sold	362,726	5,247,065
Issued in reinvestment of distributions	2,707,852	772,863
Redeemed	(14,786,899)	(787,111)
Net increase (decrease)	(11,716,321)	5,232,817

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 96.86	$ 98.51	$ 98.77	$ 100.00
Income from Investment Operations
Net investment income D	5.231	5.447	5.116	3.761
Net realized and unrealized gain (loss)	(7.461)	(1.938)	(.783)	(1.387)
Total from investment operations	(2.230)	3.509	4.333	2.374
Distributions to partners from net investment income	(4.840)	(5.159)	(4.593)	(3.604)
Net asset value, end of period	$ 89.79	$ 96.86	$ 98.51	$ 98.77
Total Return B, C	(2.44)%	3.63%	4.54%	2.40%
Ratios to Average Net Assets E, I
Expenses before reductions	-% G	-% G	.01%	.01% A
Expenses net of fee waivers, if any	-% G	-% G	.01%	.01% A
Expenses net of all reductions	-% G	-% G	.01%	.01% A
Net investment income	5.51%	5.57%	5.26%	4.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,039,432	$ 5,492,350	$ 5,070,332	$ 3,237,612
Portfolio turnover rate F	229%	247%	199%	110% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period December 17, 2004 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2008

1. Organization.

Fidelity Tactical Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

On June 27, 2008, the Fund redeemed 5,479,932 shares of Fidelity Ultra Short Central Fund, an affiliated entity, valued at $453,354,774 by receiving securities of equal value, including accrued interest. This is considered taxable to each Investing Fund for federal income tax purposes.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and inflation principle income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 35,265,524
Unrealized depreciation	(300,570,225)
Net unrealized appreciation (depreciation)	$ (265,304,701)
Cost for federal income tax purposes	$ 5,338,532,054

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

Annual Report

4. Operating Policies - continued

Repurchase Agreements - continued

are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities, (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $873,688,225 and $1,663,333,437, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities until the loaned securities are returned. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities, if any, and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $849,870.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $20,746.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $27,104.

Annual Report

Notes to Financial Statements - continued

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades and other transactions with counterparties affiliated with LBHI, which may include interest rate and credit default swap agreements, and commitments to purchase securities on a delayed delivery or when-issued basis. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and Partners of Fidelity Tactical Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from December 17, 2004 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tactical Income Central Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and for the period from December 17, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

Annual Report

November 25, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 2007

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2007

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2007

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of the Fidelity Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2006

Vice President of Fidelity's Fixed-Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (54)

Year of Election or Appointment: 2008

Vice President of Tactical Income Central Fund. Mr. Churchill also serves as Vice President of Fidelity's Bond Funds (2008-present). Mr. Churchill is Executive Vice President of FMR (2005-present), FMR Co., Inc. (2005-present) and Fidelity Investments Money Management, Inc. (2008-present). Previously, Mr. Churchill served as Senior Vice President of FMR (1997-2005) and Senior Vice President of Fidelity Investments Money Management, Inc. (2000-2006).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering Officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed-Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Tactical Income Central Fund

Each year, typically in June, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects. The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, September 30, 2008, Fidelity Central Investments Portfolio II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Tactical Income Central Fund (the "Fund"):

Services Billed by Deloitte Entities

September 30, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tactical Income Central Fund	$185,000	$-	$8,500	$-

September 30, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tactical Income Central Fund	$109,000	$-	$5,200	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2008A	September 30, 2007A
Audit-Related Fees	$410,000	$-
Tax Fees	$-	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	September 30, 2008 A	September 30, 2007 A
Deloitte Entities	$890,000	$590,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolio II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 5, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 5, 2008